UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10543

Name of Fund:  BlackRock Core Bond Trust (BHK)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Core Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 11.5%

Asset-Backed Securities — 11.5%
AIMCO CLO, Series 2014-AA, Class DR, (3 mo. LIBOR US + 3.55%), 5.61%, 07/20/26(a)(b)	USD	795	$795,400
ALM Loan Funding, 5.50%, 07/15/26(b)(c)(d)		1,000	1,000,000
ALM VI Ltd., Series 2012-6A(b):
Class B2RR, (3 mo. LIBOR US + 2.05%), 3.77%, 07/15/26(a)		1,000	1,000,212
Class BR3, 4.53%, 07/15/26(c)(d)		1,000	1,000,000
ALM XII Ltd., Series 2015-12A, Class C1R2, 4.74%, 04/16/27(b)(c)(d)(e)		545	544,728
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class C2R, (3 mo. LIBOR US + 3.20%), 5.55%, 07/15/27(a)(b)		2,080	2,081,572
Anchorage Capital CLO 2013-1 Ltd., Series 2013-1A, Class CR, 5.54%, 10/13/30(b)(c)		1,000	999,075
Anchorage Capital CLO Ltd.(a)(b):
Series 2016-8A, Class D, (3 mo. LIBOR US + 4.20%), 6.56%, 07/28/28		1,000	1,004,133
Series 2016-9A, Class D, (3 mo. LIBOR US + 4.00%), 6.35%, 01/15/29		650	654,822
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.25%), 5.60%, 10/17/24(a)(b)		1,000	1,001,186
Atlas Senior Loan Fund Ltd.(3 mo. LIBOR US + 3.90%), 6.22%, 11/30/28(a)(b)		1,250	1,258,957
Battalion CLO VII Ltd., Series 2014-7A, Class C, (3 mo. LIBOR US + 3.90%), 6.25%, 10/17/26(a)(b)		1,000	999,159
Battalion CLO X Ltd., Series 2016-10A, Class C, (3 mo. LIBOR US + 4.25%), 6.61%, 01/24/29(a)(b)		1,000	1,010,336
BlueMountain CLO Ltd., Series 2014-3A, Class CR, (3 mo. LIBOR US + 3.20%), 5.55%, 10/15/26(a)(b)		1,000	1,001,933
Bowman Park CLO Ltd., Series 2014-1A, Class D2R, (3 mo. LIBOR US + 3.35%), 5.68%, 11/23/25(a)(b)		3,000	3,003,444
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		2,210	2,195,825
CIFC Funding Ltd., Series 2014-4A, Class D, (3 mo. LIBOR US + 3.40%), 5.75%, 10/17/26(a)(b)		2,000	2,002,835
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, (1 mo. LIBOR US + 0.15%), 2.11%, 01/25/37(a)		180	179,524

Security	Par (000)		Value
Asset-Backed Securities (continued)
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(b)	USD	3,804	$3,811,118
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, 3.32%, 04/15/31(b)(c)		2,550	2,544,716
Dryden 64 CLO Ltd., Series 2018-64A, Class D, 4.87%, 04/18/31(b)(c)(e)		1,250	1,243,750
Dryden Senior Loan Fund, Series 2014-34A, Class CR, (3 mo. LIBOR US + 2.15%), 4.50%, 10/15/26(a)(b)		1,000	1,000,214
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1LR, (3 mo. LIBOR US + 3.15%), 5.49%, 08/15/30(a)(b)		1,000	999,562
Galaxy XXIX CLO, Ltd., Series 2018-29A, Class D, 2.40%, 11/15/26(b)(c)		805	805,000
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 5.86%, 10/29/26(b)(c)		1,000	1,001,633
Highbridge Loan Management 3-2014, Series 3A-2014, Class CR, (3 mo. LIBOR US + 3.60%), 5.96%, 07/18/29(a)(b)		1,000	1,007,058
Highbridge Loan Management Ltd., Series 5A-2015(a)(b):
Class C1R, (3 mo. LIBOR US + 2.10%), 4.46%, 01/29/26		4,000	4,002,339
Class D1R, (3 mo. LIBOR US + 3.30%), 5.66%, 01/29/26		500	500,439
Lendmark Funding Trust, Series 2017-2A, Class A, 2.80%, 05/20/26(b)		2,880	2,860,041
Limerock CLO III LLC, Series 2014-3A, Class C, (3 mo. LIBOR US + 3.60%), 5.96%, 10/20/26(a)(b)		3,750	3,757,342
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.20%), 4.57%, 01/27/26(a)(b)		1,800	1,802,698
Nelnet Student Loan Trust, Series 2006-1, Class A5, (3 mo. LIBOR US + 0.11%), 2.03%, 08/23/27(a)		499	497,780
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class DR, 5.40%, 10/15/29(b)(c)		1,000	1,001,267
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, (3 mo. LIBOR US + 4.25%), 6.61%, 11/14/27(a)(b)		2,250	2,269,436
OCP CLO Ltd., Series 2012-2A, Class DR, (3 mo. LIBOR US + 4.47%), 6.80%, 11/22/25(a)(b)		1,000	1,010,128
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, (3 mo. LIBOR US + 3.65%), 6.01%, 11/14/26(a)(b)		2,000	2,008,120

1

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, 5.11%, 01/22/30(b)(c)	USD	500	$496,925
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 9.51%, 01/21/30(a)(b)		595	610,109
OHA Loan Funding 2016-1 Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 3.75%), 6.11%, 01/20/28(a)(b)		2,500	2,517,325
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 07/18/25(b)		5,000	4,990,013
OZLM Funding III Ltd., Series 2013-3A, Class BR, (3 mo. LIBOR US + 3.00%), 5.36%, 01/22/29(a)(b)		1,500	1,518,201
OZLM VII Ltd., Series 2014-7A, Class CR, (3 mo. LIBOR US + 3.50%), 5.85%, 07/17/26(a)(b)		950	951,690
OZLM VIII Ltd., Series 2014-8A, Class CR, (3 mo. LIBOR US + 1.44%), 5.75%, 10/17/26(a)(b)		1,750	1,752,497
OZLM XIV Ltd., Series 2015-14A, Class CR, 5.00%, 01/15/29(b)(c)(d)		1,000	1,000,000
OZLM XXI, Series 2017-21A, Class C, 4.42%, 01/20/31(b)(c)		1,000	998,387
Regatta V Funding Ltd., Series 2014-1A, Class C, (3 mo. LIBOR US + 3.45%), 5.81%, 10/25/26(a)(b)		2,000	2,002,877
Rockford Tower CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.25%), 5.60%, 04/15/29(a)(b)		1,750	1,752,628
Shackleton CLO Ltd., Series 2013-3A, Class DR, 4.74%, 07/15/30(b)(c)		500	496,294
SLM Private Education Loan Trust(b):
Series 2012-A, Class A2, 3.83%, 01/17/45		315	316,467
Series 2014-A, Class B, 3.50%, 11/15/44		500	498,201
Sound Point CLO VII Ltd., Series 2014-3A, Class D, (3 mo. LIBOR US + 3.60%), 5.96%, 01/23/27(a)(b)		1,250	1,252,579
Sound Point CLO XIV Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 3.85%), 6.21%, 01/23/29(a)(b)		1,550	1,565,417
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 02/25/32		529	522,716
THL Credit Wind River CLO Ltd., Series 2014-3A, Class DR, (3 mo. LIBOR US + 3.35%), 5.71%, 01/22/27(a)(b)		1,000	1,001,065

Security	Par (000)		Value
Asset-Backed Securities (continued)
Voya CLO 2017-3 Ltd., Series 2017-3A, Class C, (3 mo. LIBOR US + 3.55%), 5.29%, 07/20/30(a)(b)	USD	1,000	$1,009,762
Voya CLO Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 6.85%), 8.58%, 10/18/27(a)(b)		615	623,767
Wellfleet CLO 2015-1 Ltd., Series 2015-1A, Class DR, 5.16%, 10/20/27(b)(c)		2,000	2,004,375
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 08/15/22		2,360	2,372,390
York CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 5.96%, 10/20/29(a)(b)		1,750	1,764,421
York CLO-4 Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 4.10%), 6.46%, 01/20/30(a)(b)		1,500	1,531,526

			87,405,414
Interest Only Asset-Backed Securities — 0.0%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 03/30/30(b)(e)		2,406	130,055
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 04/15/29(e)		3,146	160,782

			290,837

Total Asset-Backed Securities — 11.5% (Cost — $87,197,866)			87,696,251

Corporate Bonds — 67.5%

Aerospace & Defense — 1.2%
Arconic, Inc.:
5.40%, 04/15/21		235	241,145
5.13%, 10/01/24		598	600,242
5.90%, 02/01/27		100	101,160
6.75%, 01/15/28		38	40,343
BBA US Holdings, Inc., 5.38%, 05/01/26(b)		194	194,485
Bombardier, Inc.(b):
7.75%, 03/15/20		122	129,625
8.75%, 12/01/21		468	519,480
6.00%, 10/15/22		13	12,900
6.13%, 01/15/23		486	484,178
7.50%, 12/01/24		450	469,125
7.50%, 03/15/25		573	591,680
7.45%, 05/01/34		100	101,250
Eaton Corp., 4.15%, 11/02/42		500	489,272
EnPro Industries, Inc., 5.88%, 09/15/22		74	75,665

2

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Aerospace & Defense (continued)
KLX, Inc., 5.88%, 12/01/22(b)	USD	595	$621,775
Koppers, Inc., 6.00%, 02/15/25(b)		151	153,076
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		142	147,325
Lockheed Martin Corp., 4.09%, 09/15/52		1,410	1,348,768
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22(b)		118	122,130
SoftBank Group Corp., 4.00%, 04/20/23	EUR	100	120,178
TransDigm UK Holdings PLC, 6.88%, 05/15/26(b)	USD	200	204,000
TransDigm, Inc.:
6.00%, 07/15/22		441	447,064
6.50%, 07/15/24		191	194,820
6.50%, 05/15/25		104	105,498
United Technologies Corp., 6.13%, 07/15/38		1,450	1,728,433

			9,243,617
Air Freight & Logistics — 0.2%
FedEx Corp., 4.75%, 11/15/45		1,250	1,275,817
XPO Logistics, Inc., 6.50%, 06/15/22(b)		325	332,800

			1,608,617
Airlines — 2.1%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 09/15/24(b)		1,633	1,598,687
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24(f)		3,288	3,402,817
Series 2015-2, Class A, 4.00%, 03/22/29		1,358	1,351,701
Series 2015-2, Class AA, 3.60%, 03/22/29		1,358	1,323,204
Series 2017-1, Class B, 4.95%, 08/15/26		1,797	1,824,970
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20		302	306,530
Continental Airlines Pass-Through Trust, Series 2010-1, Class B, 6.00%, 07/12/20		227	230,453
Latam Finance Ltd., 6.88%, 04/11/24(b)		257	251,217
Mexico City Airport Trust, 5.50%, 07/31/47(b)		260	226,850
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 02/15/27		3,309	3,369,857

Security	Par (000)		Value
Airlines (continued)
United Airlines Pass-Through Trust (continued):
Series 2014-2, Class B, 4.63%, 03/03/24	USD	2,103	$2,118,697

			16,004,983
Auto Components — 0.3%
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	100	114,039
Allison Transmission, Inc., 5.00%, 10/01/24(b)	USD	19	18,858
Aptiv PLC, 4.40%, 10/01/46		465	438,696
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23	EUR	100	119,879
HP Pelzer Holding GmbH, 4.13%, 04/01/24		100	118,214
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.00%, 08/01/20	USD	20	20,375
6.25%, 02/01/22		242	247,747
6.75%, 02/01/24		112	114,520
6.38%, 12/15/25		106	105,603
IHO Verwaltungs GmbH(g):
(2.75% Cash or 3.50% PIK), 2.75%, 09/15/21	EUR	100	118,776
(3.25% Cash or 4.00% PIK), 3.25%, 09/15/23		100	119,957
(4.50% Cash or 5.25% PIK), 4.50%, 09/15/23(b)	USD	205	197,569
Tesla, Inc., 5.30%, 08/15/25(b)(f)		285	247,237
Volvo Car AB, 2.00%, 01/24/25	EUR	100	116,174

			2,097,644
Automobiles — 0.6%
Ford Motor Co., 4.75%, 01/15/43(f)	USD	2,000	1,793,321
General Motors Co., 6.25%, 10/02/43		2,506	2,691,829

			4,485,150
Banks — 1.9%
Allied Irish Banks PLC (5 year EUR Swap + 3.95%), 4.13%, 11/26/25(h)	EUR	100	122,968
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 06/06/24(b)	USD	255	243,018
Banco Popolare, 2.75%, 07/27/20	EUR	100	117,361
Bank of Ireland Group PLC, 3.13%, 09/19/27(c)	GBP	100	130,755
Bankia SA (5 year EUR Swap + 3.17%), 4.00%, 05/22/24(h)	EUR	100	119,932
Barclays PLC:
4.38%, 09/11/24	USD	550	533,687
3.65%, 03/16/25(f)		4,320	4,060,416
CaixaBank SA (5 year EUR Swap + 3.35%), 3.50%, 02/15/27(h)	EUR	100	121,538

3

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Banks (continued)
CIT Group, Inc.:
5.00%, 08/01/23	USD	225	$227,250
5.25%, 03/07/25		126	127,890
6.13%, 03/09/28		70	71,575
Cooperatieve Rabobank UA, 3.95%, 11/09/22		1,500	1,496,729
HSBC Holdings PLC, 6.10%, 01/14/42		610	758,702
Inversiones Atlantida SA, 8.25%, 07/28/22(b)		200	209,500
National Bank of Greece SA, 2.75%, 10/19/50	EUR	100	118,655
Santander Holdings USA, Inc., 4.50%, 07/17/25(f)	USD	2,000	1,979,067
Santander UK Group Holdings PLC, 2.88%, 08/05/21		1,250	1,221,041
Standard Chartered PLC, 4.87%, 03/15/33(b)(c)		500	486,398
Wells Fargo & Co., 3.90%, 05/01/45(f)		2,250	2,098,662

			14,245,144
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46		4,600	4,791,603
Central American Bottling Corp., 5.75%, 01/31/27(b)		222	222,555
OI European Group BV, 4.00%, 03/15/23(b)		191	179,540

			5,193,698
Biotechnology — 0.5%
Amgen, Inc., 4.40%, 05/01/45(f)		2,250	2,197,877
Baxalta, Inc., 5.25%, 06/23/45		500	528,120
Gilead Sciences, Inc., 4.80%, 04/01/44		1,000	1,047,338
Illumina, Inc., 0.50%, 06/15/21(i)		215	281,616
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	100	100,979

			4,155,930
Building Materials — 0.0%
American Woodmark Corp., Co. GUAR 144A 03/26 4.875, 4.88%, 03/15/26(b)	USD	69	65,895
Jeld-Wen, Inc., 4.63%, 12/15/25(b)		66	62,370
Titan Global Finance PLC, 3.50%, 06/17/21	EUR	100	121,289

			249,554
Building Products — 0.2%
Beacon Escrow Corp., 4.88%, 11/01/25(b)	USD	228	209,760
Building Materials Corp. of America, 6.00%, 10/15/25(b)		115	116,150

Security	Par (000)		Value
Building Products (continued)
CPG Merger Sub LLC, 8.00%, 10/01/21(b)	USD	218	$222,633
Jeld-Wen, Inc., 4.88%, 12/15/27(b)		46	42,780
Masonite International Corp., 5.63%, 03/15/23(b)		249	256,221
Standard Industries, Inc.(b):
5.50%, 02/15/23		45	45,956
5.38%, 11/15/24		19	18,668
USG Corp., 4.88%, 06/01/27(b)		208	207,282

			1,119,450
Building: Roofing, Wallboard & Plumbing — 0.0%
Quintiles IMS, Inc., 4.88%, 05/15/23(b)		74	74,370

Cable Television Services — 0.0%
CB Escrow Corp., 8.00%, 10/15/25(b)		127	118,745

Capital Markets — 2.8%
Blackstone CQP Holdco LP(b):
6.50%, 03/20/21		1,375	1,375,000
6.00%, 08/18/21		224	223,440
CDP Financial, Inc., 5.60%, 11/25/39(b)(f)		5,890	7,523,020
Goldman Sachs Group, Inc., 3.75%, 05/22/25(f)		8,965	8,792,949
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(b)		57	57,000
Morgan Stanley:
4.00%, 07/23/25		905	909,838
3.13%, 07/27/26(f)		2,000	1,877,803
NFP Corp., 6.88%, 07/15/25(b)		62	61,225
Raymond James Financial, Inc., 4.95%, 07/15/46		400	420,375
SURA Asset Management SA, 4.38%, 04/11/27(b)		259	248,316

			21,488,966
Chemicals — 1.1%
Air Liquide Finance SA, 3.50%, 09/27/46(b)		360	332,936
Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(b)(g)		210	207,112
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(b)		400	394,000
Axalta Coating Systems LLC, 4.88%, 08/15/24(b)		161	158,987
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		244	279,075
10.00%, 10/15/25		183	213,195
CF Industries, Inc.:
7.13%, 05/01/20		38	40,375
5.15%, 03/15/34		60	55,200
4.95%, 06/01/43		116	96,280

4

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals (continued)
Chemours Co.:
6.63%, 05/15/23	USD	182	$191,151
7.00%, 05/15/25		44	47,190
5.38%, 05/15/27		145	141,012
Cydsa SAB de C.V., 6.25%, 10/04/27(b)		319	298,265
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 05/01/25(b)		156	159,167
Hexion, Inc., 10.38%, 02/01/22(b)		122	119,713
INEOS Finance PLC, 4.00%, 05/01/23	EUR	100	119,257
Methanex Corp., 3.25%, 12/15/19	USD	1,650	1,644,068
Mexichem SAB de CV(b):
4.00%, 10/04/27		200	180,800
5.50%, 01/15/48		200	171,500
Momentive Performance Materials, Inc., 3.88%, 10/24/21		735	775,425
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		163	155,869
Olin Corp., 5.00%, 02/01/30		82	77,187
Platform Specialty Products Corp.(b):
6.50%, 02/01/22(f)		1,265	1,296,625
5.88%, 12/01/25		538	517,825
PQ Corp.(b):
6.75%, 11/15/22		251	264,177
5.75%, 12/15/25		224	220,080
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	100	120,997
WR Grace & Co-Conn(b):
5.13%, 10/01/21	USD	228	234,840
5.63%, 10/01/24		80	82,800

			8,595,108
Commercial Services & Supplies — 0.6%
ADT Corp.:
6.25%, 10/15/21		86	88,580
3.50%, 07/15/22		163	149,960
4.13%, 06/15/23		171	156,465
4.88%, 07/15/32(b)		301	236,285
Advanced Disposal Services, Inc., 5.63%, 11/15/24(b)		115	115,000
Aviation Capital Group Corp., 7.13%, 10/15/20(b)		1,800	1,944,088
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		82	80,360
CD&R Waterworks Merger Sub LLC, 6.13%, 08/15/25(b)		226	216,960
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22(b)		43	43,430
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)		284	284,710
Iron Mountain, Inc., 6.00%, 08/15/23		80	82,400
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		135	128,250

Security	Par (000)		Value
Commercial Services & Supplies (continued)
La Financiere Atalian SAS, 5.13%, 05/15/25	EUR	100	$113,954
Mobile Mini, Inc., 5.88%, 07/01/24	USD	278	282,170
Park Aerospace Holdings Ltd.(b):
3.63%, 03/15/21		166	159,775
5.25%, 08/15/22		157	154,841
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		181	176,249
United Rentals North America, Inc.:
5.75%, 11/15/24		46	47,380
5.50%, 07/15/25		93	94,163
5.50%, 05/15/27		111	109,890
Wrangler Buyer Corp., 6.00%, 10/01/25(b)		204	194,310

			4,859,220
Communications Equipment — 0.2%
CommScope Technologies LLC, 5.00%, 03/15/27(b)		114	106,590
CommScope, Inc.(b):
5.00%, 06/15/21		80	80,400
5.50%, 06/15/24		154	154,385
Nokia OYJ:
3.38%, 06/12/22		72	70,200
4.38%, 06/12/27		31	29,188
6.63%, 05/15/39		135	141,394
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 04/01/23		606	614,332
6.38%, 05/15/25		30	30,413
5.75%, 01/15/27(b)		451	436,342

			1,663,244
Construction & Engineering — 0.8%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(b)		370	362,237
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		370	384,337
BlueLine Rental Finance Corp., 9.25%, 03/15/24(b)		788	840,772
Brand Energy & Infrastructure Services, Inc., 8.50%, 07/15/25(b)		159	162,578
Engility Corp., 8.88%, 09/01/24		176	184,360
ITR Concession Co. LLC, 4.20%, 07/15/25(b)		4,000	3,675,751
SPIE SA, 3.13%, 03/22/24	EUR	100	117,173
SRS Distribution, Inc., 8.25%, 07/01/26(b)	USD	132	128,535
Tutor Perini Corp., 6.88%, 05/01/25(b)		109	109,785

5

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Construction & Engineering (continued)
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25(b)	USD	51	$48,578

			6,014,106
Construction Materials — 0.3%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26(b)		43	42,248
American Tire Distributors, Inc., 10.25%, 03/01/22(b)		140	68,600
HD Supply, Inc., 5.75%, 04/15/24(b)(f)		1,410	1,478,737
Navistar International Corp., 6.63%, 11/01/25(b)		192	198,240
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(b)		108	114,750
PulteGroup, Inc.:
5.50%, 03/01/26		17	16,915
6.00%, 02/15/35		27	26,325
Rexel SA, 3.50%, 06/15/23	EUR	100	120,751
Williams Scotsman International, Inc., 7.88%, 12/15/22(b)	USD	78	81,510

			2,148,076
Consumer Discretionary — 0.1%
Arch Merger Sub, Inc., 8.50%, 09/15/25(b)		150	139,125
Elis SA, 1.88%, 02/15/23	EUR	100	115,997
Nielsen Co. Luxembourg SARL, 5.00%, 02/01/25(b)	USD	30	28,950
Silversea Cruise Finance Ltd., 7.25%, 02/01/25(b)		39	40,658
Viking Cruises Ltd.(b):
6.25%, 05/15/25		95	93,337
5.88%, 09/15/27		312	291,720

			709,787
Consumer Finance — 1.6%
Ally Financial, Inc., 8.00%, 11/01/31		871	1,045,200
Capital One Financial Corp., 4.75%, 07/15/21(f)		1,935	2,009,866
Corvias Campus Living USG LLC, 5.30%, 07/01/50(e)		5,700	5,679,925
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(b)		200	199,500
Ford Motor Credit Co. LLC, 8.13%, 01/15/20(f)		1,530	1,647,400
Navient Corp.:
5.00%, 10/26/20		180	181,080
6.63%, 07/26/21		99	102,713
6.50%, 06/15/22		159	164,168
5.50%, 01/25/23		170	167,237
7.25%, 09/25/23		93	97,883
6.13%, 03/25/24		21	21,053

Security	Par (000)		Value
Consumer Finance (continued)
Navient Corp. (continued):
5.88%, 10/25/24	USD	56	$55,177
6.75%, 06/25/25		112	113,926
5.63%, 08/01/33		101	86,355
OneMain Financial Holdings LLC, 7.25%, 12/15/21(b)		76	78,774
Springleaf Finance Corp.:
6.13%, 05/15/22		50	51,000
5.63%, 03/15/23		6	5,925
6.88%, 03/15/25		112	111,440
7.13%, 03/15/26		219	218,934

			12,037,556
Containers & Packaging — 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.63%, 05/15/23(b)		471	467,915
6.75%, 05/15/24	EUR	100	126,404
7.25%, 05/15/24(b)(f)	USD	1,255	1,309,906
4.75%, 07/15/27	GBP	100	128,379
Ball Corp.:
5.00%, 03/15/22	USD	141	145,230
4.00%, 11/15/23		146	143,080
Berry Global, Inc., 4.50%, 02/15/26(b)		86	80,410
BWAY Holding Co.(b):
5.50%, 04/15/24		329	324,888
7.25%, 04/15/25		196	192,452
Crown Americas LLC/Crown Americas Capital Corp.:
4.75%, 02/01/26(b)		88	83,125
4.25%, 09/30/26		139	125,795
JH-Holding Finance SA, (8.25% PIK), 8.25%, 12/01/22(g)	EUR	100	121,986
Mercer International, Inc.:
7.75%, 12/01/22	USD	29	30,450
6.50%, 02/01/24		76	78,090
5.50%, 01/15/26(b)		38	37,240
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20		120	120,920
6.88%, 02/15/21		118	119,001
(3 mo. LIBOR US + 3.50%), 5.85%, 07/15/21(a)(b)		152	153,778
5.13%, 07/15/23(b)		161	158,183
7.00%, 07/15/24(b)		400	410,480
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	100	120,798
Sealed Air Corp., 4.88%, 12/01/22(b)	USD	343	349,860
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	100	118,944

6

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Containers & Packaging (continued)
Verallia Packaging SASU, 5.13%, 08/01/22	EUR	100	$120,377

			5,067,691
Diversified Consumer Services — 0.3%
APX Group, Inc.:
8.75%, 12/01/20	USD	179	171,840
7.88%, 12/01/22		106	104,675
Ascend Learning LLC, 6.88%, 08/01/25(b)		194	194,000
Carriage Services, Inc., 6.63%, 06/01/26(b)		108	108,945
Graham Holdings Co., 5.75%, 06/01/26(b)		124	124,620
Laureate Education, Inc., 8.25%, 05/01/25(b)		210	222,075
Matthews International Corp., 5.25%, 12/01/25(b)		44	42,570
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(b)		783	828,414
ServiceMaster Co. LLC, 5.13%, 11/15/24(b)		168	162,750

			1,959,889
Diversified Financial Services — 3.8%
Aircastle Ltd.:
6.25%, 12/01/19		273	282,555
5.50%, 02/15/22		48	49,920
Banca IFIS SpA, 4.50%, 10/17/27(c)	EUR	100	108,722
Bank of America Corp.:
5.63%, 07/01/20	USD	2,200	2,314,769
3.25%, 10/21/27(f)		4,000	3,748,913
Docuformas SAPI de C.V., 9.25%, 10/11/22(b)		200	187,500
FBM Finance, Inc., 8.25%, 08/15/21(b)		185	193,658
FMR LLC, 4.95%, 02/01/33(b)(f)		2,300	2,520,681
General Electric Co., 6.15%, 08/07/37(f)		2,150	2,523,401
General Motors Financial Co., Inc., 4.25%, 05/15/23		807	817,995
Gilex Holding Sarl, 8.50%, 05/02/23(b)		182	185,649
HSBC Holdings PLC, 6.25% ,12/31/2049(c)(j)		575	575,575
Intercontinental Exchange Group, Inc., 4.00%, 10/15/23		470	481,516
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)(f)		3,151	2,873,118
Intrum Justitia AB, 2.75%, 07/15/22	EUR	100	114,583
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 04/01/20(b)	USD	595	598,719
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(g)	EUR	100	118,058

Security	Par (000)		Value
Diversified Financial Services (continued)
Mercury Bondco PLC, (8.25% Cash or 9.00% PIK), 8.25%, 05/30/21(g)	USD	100	$121,866
Moody’s Corp., 4.50%, 09/01/22(f)		1,800	1,872,296
MSCI, Inc., 5.25%, 11/15/24(b)		75	75,750
Northern Trust Corp., 3.95%, 10/30/25		8,000	8,193,584
SPARC EM SPC Panama Metro Line 2 SP, 0.00%, 12/05/22(b)(k)		280	251,440
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(b)		324	313,972
Travelport Corporate Finance PLC, 6.00%, 03/15/26(b)		123	123,615
UniCredit SpA (5 year EUR Swap + 4.10%), 5.75%, 10/28/25(h)	EUR	107	133,277
Vantiv LLC/Vanity Issuer Corp.(b):
3.88%, 11/15/25	GBP	100	128,415
4.38%, 11/15/25	USD	200	189,000
WMG Acquisition Corp., 5.50%, 04/15/26(b)		84	83,160

			29,181,707
Diversified Telecommunication Services — 3.5%
AT&T, Inc.(f):
6.38%, 03/01/41		520	587,249
5.15%, 03/15/42		2,400	2,371,253
4.75%, 05/15/46		2,710	2,506,639
CenturyLink, Inc.:
5.63%, 04/01/25		144	134,469
Series P, 7.60%, 09/15/39		7	5,915
Series S, 6.45%, 06/15/21		383	392,115
Series T, 5.80%, 03/15/22		172	169,893
Series U, 7.65%, 03/15/42		138	116,610
Series W, 6.75%, 12/01/23(f)		163	162,593
Series Y, 7.50%, 04/01/24		212	217,968
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		201	179,895
Embarq Corp., 8.00%, 06/01/36		46	43,700
Frontier Communications Corp.:
7.13%, 03/15/19		220	222,750
10.50%, 09/15/22		60	54,000
7.13%, 01/15/23		147	107,861
6.88%, 01/15/25		253	161,920
11.00%, 09/15/25		525	420,000
Level 3 Financing, Inc.:
5.38%, 08/15/22		127	127,000
5.63%, 02/01/23		189	190,597
5.13%, 05/01/23		95	92,867
5.38%, 01/15/24		114	111,150
5.38%, 05/01/25		123	119,003
5.25%, 03/15/26		663	630,181
OTE PLC, 3.50%, 07/09/20	EUR	100	120,827
SoftBank Group Corp.(5 year USD ICE Swap + 4.85%), 6.88%(h)(j)	USD	215	194,037

7

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Diversified Telecommunication Services (continued)
Telecom Italia Capital SA (continued):
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	124	$125,860
6.00%, 09/30/34		142	135,610
7.20%, 07/18/36		202	214,625
7.72%, 06/04/38		48	53,160
Telecom Italia SpA:
1.13%, 03/26/22(i)	EUR	100	110,966
3.63%, 01/19/24		200	253,365
Verizon Communications, Inc.(f):
6.40%, 02/15/38	USD	6,879	8,071,427
6.55%, 09/15/43		6,751	8,187,406

			26,592,911
Electric Utilities — 6.2%
AES Corp., 5.50%, 04/15/25		59	59,590
Berkshire Hathaway Energy Co., 6.50%, 09/15/37(f)		5,515	7,247,332
Black Hills Corp., 3.15%, 01/15/27		405	378,073
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)		299	293,767
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	522,662
CMS Energy Corp., 5.05%, 03/15/22(f)		1,832	1,931,987
DPL, Inc., 7.25%, 10/15/21		21	22,890
Duke Energy Carolinas LLC:
6.10%, 06/01/37		640	809,268
6.00%, 01/15/38		1,675	2,141,894
4.25%, 12/15/41		750	780,336
Duke Energy Florida LLC, 6.40%, 06/15/38		770	1,018,534
E.ON International Finance BV, 6.65%, 04/30/38(b)		3,100	3,910,797
Electricite de France SA, 5.60%, 01/27/40(b)(f)		2,800	3,175,782
Enel Finance International NV, 3.63%, 05/25/27(b)		1,250	1,145,045
Energuate Trust, 5.88%, 05/03/27(b)		201	192,256
Florida Power Corp., 6.35%, 09/15/37(f)		2,775	3,647,574
Jersey Central Power & Light Co., 7.35%, 02/01/19		490	503,230
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(b)		128	122,240
Ohio Power Co., Series D, 6.60%, 03/01/33(f)		3,000	3,885,854
PacifiCorp, 6.25%, 10/15/37(f)		1,225	1,596,869
Pampa Energia SA, 7.50%, 01/24/27(b)		367	350,375
Public Service Co. of Colorado, Series 17, 6.25%, 09/01/37(f)		2,550	3,308,641
Southern California Edison Co.:
5.63%, 02/01/36(f)		1,300	1,556,586
Series A, 5.95%, 02/01/38		2,175	2,671,625
Southern Co., 4.40%, 07/01/46		1,000	1,000,532

Security	Par (000)		Value
Electric Utilities (continued)
Talen Energy Supply LLC, 6.50%, 06/01/25		125	96,838
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37	USD	3,920	$4,840,105

			47,210,682
Electrical Equipment — 0.0%
Anixter, Inc., 5.63%, 05/01/19		35	35,700
Areva SA, 4.88%, 09/23/24	EUR	50	62,947

			98,647
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/23	USD	134	135,340
5.50%, 12/01/24		353	363,590
5.00%, 09/01/25		72	71,122
Corning, Inc., 4.38%, 11/15/57		2,000	1,774,885
Itron, Inc., 5.00%, 01/15/26(b)		18	17,280

			2,362,217
Energy Equipment & Services — 0.8%
Calfrac Holdings LP, 8.50%, 06/15/26(b)		187	185,775
CSI Compressco LP/CSI Compressco Finance, Inc., 7.50%, 04/01/25(b)		234	235,170
Ensco PLC:
5.20%, 03/15/25		25	20,938
7.75%, 02/01/26		329	313,372
Enterprise Products Operating LLC, 6.13%, 10/15/39(f)		1,400	1,661,711
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(b)		173	174,730
Halliburton Co., 5.00%, 11/15/45		500	540,780
McDermott Escrow 1, Inc./McDermott Escrow 2, Inc., 10.63%, 05/01/24(b)		176	183,920
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		148	149,850
Pioneer Energy Services Corp., 6.13%, 03/15/22		133	126,350
Precision Drilling Corp.:
6.50%, 12/15/21		48	48,970
7.75%, 12/15/23		50	52,875
5.25%, 11/15/24		90	84,600
SESI LLC, 7.75%, 09/15/24		140	145,250
Transocean, Inc.:
5.80%, 10/15/22		286	284,570
9.00%, 07/15/23(b)		386	415,915
7.50%, 01/15/26(b)		222	225,052
6.80%, 03/15/38		17	14,323
Trinidad Drilling Ltd., 6.63%, 02/15/25(b)		243	231,457

8

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Energy Equipment & Services (continued)
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26(b)	USD	198	$203,940
Weatherford International Ltd.:
7.75%, 06/15/21		432	438,480
8.25%, 06/15/23		115	111,550
6.50%, 08/01/36		75	58,500
7.00%, 03/15/38		124	98,580
5.95%, 04/15/42		128	94,720

			6,101,378
Environmental, Maintenance, & Security Service — 0.1%
Hulk Finance Corp., 7.00%, 06/01/26(b)		184	178,480
Tervita Escrow Corp., 7.63%, 12/01/21(b)		276	278,760
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		134	129,310

			586,550
Food & Staples Retailing — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24		59	55,478
5.75%, 03/15/25		68	59,854
Casino Guichard Perrachon SA, 4.56%, 01/25/23	EUR	100	122,346
Rite Aid Corp., 6.13%, 04/01/23(b)	USD	164	168,100
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		1,000	974,558

			1,380,336
Food Products — 0.4%
Acosta, Inc., 7.75%, 10/01/22(b)		144	86,040
Aramark Services, Inc.:
4.75%, 06/01/26		151	146,093
5.00%, 02/01/28(b)		230	221,375
Arcor SAIC, 6.00%, 07/06/23(b)		228	228,803
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(b)		146	140,525
JBS USA LLC/JBS USA Finance, Inc.(b):
5.88%, 07/15/24		66	63,195
5.75%, 06/15/25		386	358,980
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(b)		205	193,725
MARB BondCo PLC, 7.00%, 03/15/24		200	189,250
Marfrig Holdings Europe BV, 8.00%, 06/08/23(b)		222	224,664
Minerva Luxembourg SA, 6.50%, 09/20/26(b)		222	204,517
Pilgrim’s Pride Corp.(b):
5.75%, 03/15/25		97	93,605
5.88%, 09/30/27		44	41,360

Security	Par (000)		Value
Food Products (continued)
Post Holdings, Inc.(b):
5.50%, 03/01/25	USD	230	$226,550
5.75%, 03/01/27		258	249,535

			2,668,217
Health Care Equipment & Supplies — 0.5%
Avantor, Inc.(b):
6.00%, 10/01/24		1,096	1,090,520
9.00%, 10/01/25		289	298,392
Crimson Merger Sub, Inc., 6.63%, 05/15/22(b)		903	892,318
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(b)		486	489,037
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(b):
5.75%, 08/01/22		12	10,380
5.63%, 10/15/23(f)		142	117,328
Medtronic, Inc., 4.50%, 03/15/42		750	782,911
Teleflex, Inc., 5.25%, 06/15/24		170	171,700

			3,852,586
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.:
5.63%, 02/15/23		50	50,563
6.50%, 03/01/24		198	204,930
Aetna, Inc., 4.50%, 05/15/42		575	568,831
Amsurg Corp., 5.63%, 07/15/22		2	2,038
Centene Corp.:
5.63%, 02/15/21		227	233,063
6.13%, 02/15/24		359	377,399
Centene Escrow I Corp., 5.38%, 06/01/26(b)		858	867,181
CHS/Community Health Systems, Inc.:
5.13%, 08/01/21		39	36,648
6.25%, 03/31/23		123	114,698
DaVita, Inc., 5.13%, 07/15/24		142	138,450
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(b)(g)		177	179,248
Envision Healthcare Corp.(b):
5.13%, 07/01/22		163	163,408
6.25%, 12/01/24		68	71,754
HCA, Inc.:
5.88%, 03/15/22		406	426,807
4.75%, 05/01/23		562	565,512
5.00%, 03/15/24		530	533,816
5.38%, 02/01/25		416	408,720
5.25%, 04/15/25		464	466,320
5.88%, 02/15/26		205	206,283
5.25%, 06/15/26		323	321,789
4.50%, 02/15/27		157	148,758
5.50%, 06/15/47		585	545,512
HealthSouth Corp., 5.75%, 11/01/24		26	26,390

9

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Health Care Providers & Services (continued)
MEDNAX, Inc., 5.25%, 12/01/23(b)	USD	90	$88,650
Molina Healthcare, Inc., 4.88%, 06/15/25(b)		71	67,450
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		273	283,237
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	700,349
NVA Holdings, Inc., 6.88%, 04/01/26(b)		190	187,207
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(b)(g)		588	607,845
Regional Care Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		97	101,729
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/23(b)		137	138,713
Surgery Center Holdings, Inc.(b):
8.88%, 04/15/21		98	100,450
6.75%, 07/01/25(f)		183	170,647
Team Health Holdings, Inc., 6.38%, 02/01/25(b)(f)		267	231,622
Tenet Healthcare Corp.:
6.00%, 10/01/20		261	269,482
7.50%, 01/01/22(b)		118	123,629
8.13%, 04/01/22		802	839,092
6.75%, 06/15/23		268	266,660
4.63%, 07/15/24(b)		474	455,632
Vizient, Inc., 10.38%, 03/01/24(b)		228	250,800
WellCare Health Plans, Inc., 5.25%, 04/01/25		58	57,855

			11,599,167
Health Care Technology — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(b)		166	158,738
Quintiles IMS, Inc., 3.25%, 03/15/25(b)	EUR	100	115,286

			274,024
Hotels, Restaurants & Leisure — 2.4%
Arcos Dorados Holdings, Inc., 5.88%, 04/04/27(b)	USD	257	253,145
Boyne USA, Inc., 7.25%, 05/01/25(b)		57	59,280
Burger King France SAS (3 mo. Euribor + 5.25%), 5.25%, 05/01/23(a)	EUR	100	117,700
Churchill Downs, Inc., 4.75%, 01/15/28(b)	USD	48	44,760
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21	EUR	100	113,140
CPUK Finance Ltd., 4.25%, 02/28/47	GBP	100	133,612
CRC Escrow Issuer LLC/CRC Finco, Inc., 5.25%, 10/15/25(b)	USD	134	127,970
Eldorado Resorts, Inc., 6.00%, 04/01/25		67	66,665
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		142	136,405

Security	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23	USD	90	$92,700
5.25%, 06/01/25		26	26,046
5.38%, 04/15/26		42	41,674
Golden Nugget, Inc., 6.75%, 10/15/24(b)		217	219,441
International Game Technology PLC, 4.75%, 02/15/23	EUR	100	125,899
IRB Holding Corp., 6.75%, 02/15/26(b)	USD	100	94,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(b):
5.25%, 06/01/26		73	71,357
4.75%, 06/01/27		18	16,920
McDonald’s Corp., 3.70%, 01/30/26		510	510,877
Melco Resorts Finance Ltd., 4.88%, 06/06/25(b)		250	236,678
MGM Resorts International:
5.25%, 03/31/20		87	88,849
6.75%, 10/01/20		37	39,037
6.63%, 12/15/21		635	673,100
7.75%, 03/15/22		171	187,245
4.63%, 09/01/26		12	11,100
New Red Finance, Inc.(b):
4.25%, 05/15/24		171	162,022
5.00%, 10/15/25		1,098	1,040,355
Sabre GLBL, Inc.(b):
5.38%, 04/15/23		62	62,632
5.25%, 11/15/23		133	133,319
Scientific Games International, Inc.:
10.00%, 12/01/22		770	825,833
5.00%, 10/15/25(b)		280	270,200
Six Flags Entertainment Corp., 4.88%, 07/31/24(b)		280	270,200
Station Casinos LLC, 5.00%, 10/01/25(b)		177	170,097
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 03/30/21	GBP	1,740	2,437,488
Series A4, 5.66%, 06/30/27		1,011	1,483,607
Series M, 7.40%, 03/28/24		3,000	4,392,931
Series N, 6.46%, 03/30/32		2,390	3,092,280
Vue International Bidco PLC, 7.88%, 07/15/20		100	133,766
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)	USD	76	75,810
Wyndham Worldwide Corp.:
4.15%, 04/01/24		86	85,042
5.10%, 10/01/25		10	10,339
4.50%, 04/01/27		34	33,568
Wynn Macau Ltd., 5.50%, 10/01/27(b)		400	386,000

10

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc., 3.88%, 11/01/23	USD	27	$25,785

			18,579,374
Household Durables — 0.5%
Algeco Scotsman Global Finance PLC, 8.00%, 02/15/23(b)		400	399,000
Brookfield Residential Properties, Inc., 6.38%, 05/15/25(b)		47	47,353
Century Communities, Inc., 6.88%, 05/15/22		375	385,942
K Hovnanian Enterprises, Inc., 10.00%, 07/15/22(b)		143	151,937
Lennar Corp.:
8.38%, 01/15/21(b)		53	58,300
6.25%, 12/15/21(b)		196	205,310
4.13%, 01/15/22		77	75,989
5.38%, 10/01/22(b)		2	2,050
4.75%, 11/15/22		136	135,334
4.88%, 12/15/23		85	84,788
4.75%, 05/30/25		90	87,300
5.25%, 06/01/26(b)		18	17,640
4.75%, 11/29/27(b)		185	172,512
Mattamy Group Corp.(b):
6.88%, 12/15/23		94	96,702
6.50%, 10/01/25		129	127,513
MDC Holdings, Inc., 6.00%, 01/15/43		130	116,512
Meritage Homes Corp., 5.13%, 06/06/27		52	48,620
Newell Brands, Inc., 4.20%, 04/01/26		1,000	983,199
PulteGroup, Inc., 6.38%, 05/15/33		216	220,320
Tempur Sealy International, Inc.:
5.63%, 10/15/23		2	2,020
5.50%, 06/15/26		67	64,655
TRI Pointe Group, Inc.:
4.38%, 06/15/19		10	10,000
4.88%, 07/01/21		73	73,183
5.88%, 06/15/24		112	111,406
5.25%, 06/01/27		28	26,102
William Lyon Homes, Inc.:
6.00%, 09/01/23(b)		40	39,950
5.88%, 01/31/25		66	62,763

			3,806,400
Household Products — 0.0%
ACCO Brands Corp., 5.25%, 12/15/24(b)		59	59,000
Prestige Brands, Inc., 6.38%, 03/01/24(b)		42	41,370
Spectrum Brands, Inc., 6.63%, 11/15/22		105	108,518

			208,888
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.:
4.50%, 03/15/23		91	91,000

Security	Par (000)		Value
Independent Power and Renewable Electricity Producers (continued)
AES Corp. (continued):
4.88%, 05/15/23	USD	124	$124,310
6.00%, 05/15/26		112	115,500
5.13%, 09/01/27		200	197,000
Calpine Corp.:
5.38%, 01/15/23		170	161,925
5.88%, 01/15/24(b)		173	172,568
5.25%, 06/01/26(b)		397	375,165
Colbun SA, 3.95%, 10/11/27(b)		200	187,625
Dynegy, Inc.:
7.38%, 11/01/22		155	162,812
5.88%, 06/01/23		26	26,683
8.00%, 01/15/25(b)		122	132,065
8.13%, 01/30/26(b)		115	126,069
Genneia SA, 8.75%, 01/20/22(b)		370	373,633
NRG Energy, Inc.:
6.63%, 01/15/27		623	643,247
5.75%, 01/15/28(b)		42	41,475
NRG Yield Operating LLC, 5.38%, 08/15/24		155	154,225
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		63	60,795
6.63%, 06/15/25(l)		15	15,975
5.00%, 01/31/28		128	120,800

			3,282,872
Industrial Conglomerates — 0.5%
Apergy Corp., 6.38%, 05/01/26(b)		72	73,260
BWX Technologies, Inc., 5.38%, 07/15/26(b)		91	91,910
General Electric Co.:
6.75%, 03/15/32(f)		2,500	3,079,965
6.88%, 01/10/39		135	172,094
Smiths Group PLC, 3.63%, 10/12/22(b)		360	358,180
Vertiv Group Corp., 9.25%, 10/15/24(b)		363	355,740

			4,131,149
Insurance — 2.7%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/25(b)		126	117,495
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25		1,495	1,458,705
American International Group, Inc., 3.75%, 07/10/25(f)		3,380	3,302,030
Aon PLC:
3.88%, 12/15/25		1,445	1,431,329
4.60%, 06/14/44		500	494,304
Ardonagh Midco 3 PLC:
8.38%, 07/15/23	GBP	100	137,210
8.63%, 07/15/23(b)	USD	200	206,500
Assicurazioni Generali SpA(3 mo. Euribor + 7.11%), 7.75%, 12/12/42(h)	EUR	100	140,551

11

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Insurance (continued)
AssuredPartners, Inc., 7.00%, 08/15/25(b)	USD	33	$32,258
AXA SA(3 mo. Euribor + 3.05%), 5.25%, 04/16/40(h)	EUR	500	632,098
Fidelity National Financial, Inc., 4.25%, 08/15/18(i)	USD	73	210,335
Five Corners Funding Trust, 4.42%, 11/15/23(b)(f)		2,050	2,123,609
Groupama SA, 6.00%, 01/23/27	EUR	100	139,956
Hartford Financial Services Group, Inc., 5.13%, 04/15/22	USD	1,860	1,979,884
HUB International Ltd., 7.00%, 05/01/26(b)		240	240,192
Liberty Mutual Group, Inc., 6.50%, 05/01/42(b)(f)		2,000	2,471,658
Muenchener Rueckversicherungs AG(3 mo. Euribor + 3.50%), 6.00%, 05/26/41(h)	EUR	400	538,845
Nationwide Building Society, 4.13%, 10/18/32(b)(c)	USD	720	664,442
Prudential Financial, Inc.:
5.90%, 03/17/36		500	596,279
5.70%, 12/14/36(f)		1,625	1,894,097
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)		700	688,907
USIS Merger Sub, Inc., 6.88%, 05/01/25(b)		41	41,308
Wayne Merger Sub LLC, 8.25%, 08/01/23(b)		625	645,313

			20,187,305
Internet Software & Services — 0.2%
Equinix, Inc.:
2.88%, 03/15/24	EUR	100	115,765
5.88%, 01/15/26	USD	273	278,119
Netflix, Inc.:
4.38%, 11/15/26		65	61,101
3.63%, 05/15/27	EUR	100	115,794
5.88%, 11/15/28(b)	USD	207	208,097
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		117	119,048
Symantec Corp., 5.00%, 04/15/25(b)		124	120,058
United Group BV, 4.38%, 07/01/22	EUR	126	150,452
ZPG PLC, 3.75%, 07/15/23	GBP	100	136,956

			1,305,390
IT Services — 0.4%
Fidelity National Information Services, Inc., 4.50%, 08/15/46	USD	1,000	941,484
First Data Corp.(b):
7.00%, 12/01/23		491	514,421

Security	Par (000)		Value
IT Services (continued)
First Data Corp.(b) (continued):
5.00%, 01/15/24	USD	220	$219,780
5.75%, 01/15/24(f)		1,071	1,075,016
Gartner, Inc., 5.13%, 04/01/25(b)		141	139,943
WEX, Inc., 4.75%, 02/01/23(b)		277	277,692

			3,168,336
Leisure Products — 0.0%
Mattel, Inc.:
6.75%, 12/31/25(b)		232	225,980
6.20%, 10/01/40		48	41,270
5.45%, 11/01/41		28	22,464

			289,714
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 5.30%, 02/01/44		1,000	1,119,322

Machinery — 0.2%
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	100	114,890
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(b)	USD	153	147,262
SPX FLOW, Inc.(b):
5.63%, 08/15/24		115	113,563
5.88%, 08/15/26		148	145,780
Terex Corp., 5.63%, 02/01/25(b)		345	342,412
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(b)		450	427,500
Wabash National Corp., 5.50%, 10/01/25(b)		176	170,720

			1,462,127
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33(b)		2,150	2,376,180

Media — 4.9%
21st Century Fox America, Inc., 7.63%, 11/30/28		385	475,360
Altice Financing SA(b):
6.63%, 02/15/23		200	197,160
7.50%, 05/15/26		407	389,194
Altice France SA(b):
6.00%, 05/15/22		530	528,012
7.38%, 05/01/26		1,101	1,070,722
Altice Luxembourg SA:
7.75%, 05/15/22(b)		642	616,320
6.25%, 02/15/25	EUR	100	113,715
Altice US Finance I Corp., 5.38%, 07/15/23(b)	USD	770	758,450
AMC Networks, Inc.:
5.00%, 04/01/24		114	110,301

12

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Media (continued)
AMC Networks, Inc. (continued):
4.75%, 08/01/25	USD	66	$61,875
Cablevision SA, 6.50%, 06/15/21(b)		222	222,555
Cablevision Systems Corp., 8.00%, 04/15/20		325	342,875
CBS Radio, Inc., 7.25%, 11/01/24(b)		40	38,400
CCO Holdings LLC/CCO Holdings Capital Corp.(b):
4.00%, 03/01/23		182	173,832
5.13%, 05/01/23		73	72,544
5.13%, 05/01/27(f)		1,273	1,191,846
5.00%, 02/01/28		219	202,575
Cequel Communications Holdings I LLC/Cequel Capital Corp.(b):
5.13%, 12/15/21		458	455,732
7.75%, 07/15/25		560	579,600
7.50%, 04/01/28		342	342,428
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25		4,700	4,791,869
Clear Channel International BV, 8.75%, 12/15/20(b)		317	328,888
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22(f)		1,132	1,154,640
6.50%, 11/15/22		429	438,116
Series B, 7.63%, 03/15/20		443	443,000
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22(f)		2,600	3,228,797
Comcast Corp.:
6.45%, 03/15/37		790	972,610
4.60%, 08/15/45		2,000	1,955,083
CSC Holdings LLC:
10.13%, 01/15/23(b)		990	1,097,662
5.25%, 06/01/24		398	376,190
10.88%, 10/15/25(b)		964	1,117,035
Discovery Communications LLC:
3.25%, 04/01/23		1,850	1,806,262
3.45%, 03/15/25		210	200,736
DISH DBS Corp.:
6.75%, 06/01/21		350	350,000
5.88%, 07/15/22		470	440,860
5.00%, 03/15/23		264	227,623
5.88%, 11/15/24		36	29,914
7.75%, 07/01/26		534	461,243
DISH Network Corp., 3.38%, 08/15/26(i)		155	137,457
eircom Finance DAC, 4.50%, 05/31/22	EUR	100	119,266
GTT Communications, Inc., 7.88%, 12/31/24(b)	USD	159	159,000
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		64	68,160
5.25%, 08/01/26		214	203,568
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		185	181,300

Security	Par (000)		Value
Media (continued)
Intelsat Jackson Holdings SA (continued):
5.50%, 08/01/23	USD	325	$284,172
9.75%, 07/15/25(b)		377	391,138
Interpublic Group of Cos., Inc., 3.75%, 02/15/23		2,000	1,995,691
LGE HoldCo VI BV, 7.13%, 05/15/24	EUR	100	125,673
MDC Partners, Inc., 6.50%, 05/01/24(b)	USD	228	201,780
Meredith Corp., 6.88%, 02/01/26(b)		110	111,100
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(b)		148	155,770
Numericable Group SA, 5.38%, 05/15/22	EUR	106	126,708
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(b)	USD	104	97,048
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(b)		43	40,850
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)		162	153,923
TCI Communications, Inc., 7.88%, 02/15/26(f)		610	757,827
TEGNA, Inc., 5.50%, 09/15/24(b)		45	45,225
Tele Columbus AG, 3.88%, 05/02/25	EUR	100	112,813
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(b)	USD	200	194,034
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(b)		167	181,613
Time Warner, Inc., 6.10%, 07/15/40		830	946,681
Tribune Media Co., 5.88%, 07/15/22		16	16,180
Univision Communications, Inc.(b):
5.13%, 05/15/23		182	172,445
5.13%, 02/15/25		52	47,887
UPCB Finance IV Ltd., 4.00%, 01/15/27	EUR	100	120,399
Viacom, Inc., 5.85%, 09/01/43	USD	645	660,699
Videotron Ltd., 5.13%, 04/15/27(b)		222	214,785
Virgin Media Finance PLC, 5.75%, 01/15/25(b)		315	298,069
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	100	131,626
Virgin Media Secured Finance PLC:
5.25%, 01/15/26(b)	USD	303	284,063
4.88%, 01/15/27	GBP	100	129,947
6.25%, 03/28/29		100	139,748
Vrio Finco 1 LLC/Vrio Finco 2, Inc., 6.25%, 04/04/23(b)	USD	786	791,895
Ziggo Bond Finance BV, 5.88%, 01/15/25(b)		260	245,700
Ziggo Secured Finance BV, 5.50%, 01/15/27(b)		150	143,205

			37,551,469

13

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Metals & Mining — 1.3%
Alcoa Nederland Holding BV, 6.13%, 05/15/28(b)	USD	200	$205,500
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(b)		121	125,991
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(b)		131	127,971
Constellium NV(b):
5.75%, 05/15/24		582	561,630
5.88%, 02/15/26		269	256,222
Freeport-McMoRan, Inc.:
3.10%, 03/15/20		539	531,589
4.00%, 11/14/21		121	119,790
3.55%, 03/01/22		530	512,112
3.88%, 03/15/23		639	614,245
5.40%, 11/14/34		278	255,760
5.45%, 03/15/43		577	520,742
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(b)		299	315,589
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)		115	126,787
Novelis Corp.(b):
6.25%, 08/15/24		613	620,724
5.88%, 09/30/26		616	603,742
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	EUR	100	112,813
Ovako AB, 5.00%, 10/05/22		100	119,120
Rio Tinto Finance USA PLC, 4.75%, 03/22/42	USD	400	436,537
Steel Dynamics, Inc.:
5.25%, 04/15/23		235	238,819
5.50%, 10/01/24		48	48,960
4.13%, 09/15/25		142	134,190
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25(b)		193	195,895
Teck Resources Ltd.:
4.50%, 01/15/21		96	96,840
3.75%, 02/01/23		392	378,774
8.50%, 06/01/24(b)		896	991,200
5.20%, 03/01/42		312	282,360
5.40%, 02/01/43		188	173,430
ThyssenKrupp AG, 1.38%, 03/03/22	EUR	75	88,118
United States Steel Corp.:
6.88%, 08/15/25	USD	120	122,724
6.25%, 03/15/26		146	144,679
Vale Overseas Ltd., 6.25%, 08/10/26		237	256,837

Security	Par (000)		Value
Metals & Mining (continued)
VM Holdings SA, 5.38%, 05/04/27(b)	USD	299	$288,912

			9,608,602
Multi-Utilities — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp., 6.88%, 10/15/21		374	377,740

Multiline Retail — 0.0%
Neiman Marcus Group Ltd., 8.00%, 10/15/21(b)		145	103,675

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.63%, 02/10/26(b)		135	129,431

Oil, Gas & Consumable Fuels — 7.1%
Aker BP ASA, 5.88%, 03/31/25(b)		162	166,860
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24		79	82,753
Anadarko Petroleum Corp., 5.55%, 03/15/26		1,500	1,625,477
Andeavor Logistics LP, Series A, 6.88% 12/31/2049(c)(j)		232	232,046
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/01/27		250	242,858
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24		35	34,300
Antero Resources Corp.:
5.13%, 12/01/22		52	52,260
5.63%, 06/01/23		51	51,765
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(b)		139	149,772
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)		57	57,998
California Resources Corp., 8.00%, 12/15/22(b)		195	172,103
Callon Petroleum Co.:
6.13%, 10/01/24		174	175,522
6.38%, 07/01/26(b)		100	100,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
6.50%, 04/15/21		18	17,708
7.63%, 01/15/22		92	90,965
Canadian Natural Resources Ltd., 3.90%, 02/01/25		500	497,913
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		133	134,663
8.25%, 07/15/25		117	124,605
Cenovus Energy, Inc., 4.25%, 04/15/27		400	385,177
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		178	194,912

14

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC (continued):
5.88%, 03/31/25	USD	279	$291,206
5.13%, 06/30/27		182	180,862
Cheniere Energy Partners LP, 5.25%, 10/01/25(b)		261	253,822
Chesapeake Energy Corp.(f):
8.00%, 01/15/25		68	67,575
8.00%, 06/15/27		523	519,077
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 07/20/23(b)		370	320,050
Citgo Holding, Inc., 10.75%, 02/15/20(b)		95	101,413
CNX Resources Corp., 5.88%, 04/15/22(f)		1,321	1,332,559
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		685	838,217
ConocoPhillips Co., 6.50%, 02/01/39		600	777,989
CONSOL Energy, Inc.:
8.00%, 04/01/23		19	20,188
11.00%, 11/15/25(b)		266	291,602
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(b)		359	355,410
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23		20	20,350
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		476	462,920
DCP Midstream LLC(b):
4.75%, 09/30/21		55	55,688
6.45%, 11/03/36		128	136,000
6.75%, 09/15/37		119	127,181
Denbury Resources, Inc., 9.25%, 03/31/22(b)		332	352,750
Devon Energy Corp., 5.85%, 12/15/25		1,000	1,112,310
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25		62	64,015
Diamondback Energy, Inc.:
4.75%, 11/01/24		36	34,740
5.38%, 05/31/25(b)		34	33,575
5.38%, 05/31/25		87	86,130
Eclipse Resources Corp., 8.88%, 07/15/23		45	42,300
Enbridge, Inc., 6.25%, 03/01/78(c)		1,935	1,864,663
Endeavor Energy Resources LP/EER Finance, Inc.(b):
5.50%, 01/30/26		53	51,940
5.75%, 01/30/28		120	117,900
Energy Transfer Equity LP:
4.25%, 03/15/23		166	160,812
5.88%, 01/15/24		160	166,000
5.50%, 06/01/27		102	103,403

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP:
4.05%, 03/15/25	USD	500	$484,117
4.75%, 01/15/26		1,250	1,251,941
5.30%, 04/15/47		540	496,678
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(i)		165	148,247
Enterprise Products Operating LLC, 3.70%, 02/15/26		500	494,245
EOG Resources, Inc.:
4.15%, 01/15/26		1,000	1,023,881
5.10%, 01/15/36		200	218,340
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 05/01/20		6	5,850
9.38%, 05/01/24(b)		262	205,749
8.00%, 11/29/24(b)		21	20,790
7.75%, 05/15/26(b)		369	375,457
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		181	189,597
5.63%, 02/01/26		209	200,117
Genesis Energy LP/Genesis Energy Finance Corp.:
6.50%, 10/01/25		59	56,788
6.25%, 05/15/26		112	105,280
GNL Quintero SA, 4.63%, 07/31/29(b)		200	195,600
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(b)		350	359,625
Gulfport Energy Corp.:
6.63%, 05/01/23		115	115,575
6.38%, 05/15/25		41	39,360
6.38%, 01/15/26		12	11,460
Halcon Resources Corp., Series WI, 6.75%, 02/15/25		442	415,480
Hess Corp., 4.30%, 04/01/27		1,100	1,076,364
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(b)		178	178,890
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		67	63,985
Jagged Peak Energy LLC, 5.88%, 05/01/26(b)		117	115,538
KeySpan Gas East Corp., 5.82%, 04/01/41(b)(f)		1,010	1,251,263
Kinder Morgan, Inc.:
4.30%, 06/01/25		1,750	1,750,654
5.05%, 02/15/46		1,750	1,703,475
Marathon Petroleum Corp., 6.50%, 03/01/41(f)		2,049	2,476,635
Matador Resources Co., 6.88%, 04/15/23		142	148,567
MEG Energy Corp.(b):
6.38%, 01/30/23		1	903

15

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp.(b) (continued):
7.00%, 03/31/24	USD	172	$155,230
6.50%, 01/15/25		364	364,797
MidAmerican Energy Co., 5.80%, 10/15/36(f)		1,500	1,845,623
MidAmerican Energy Holdings Co., 5.95%, 05/15/37		1,750	2,181,056
Murphy Oil Corp.:
6.88%, 08/15/24		117	124,020
5.75%, 08/15/25		14	13,965
5.88%, 12/01/42		31	28,311
Nabors Industries, Inc.:
0.75%, 01/15/24(i)		262	206,381
5.75%, 02/01/25(b)		110	104,225
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(b)		53	53,265
Newfield Exploration Co.:
5.63%, 07/01/24		22	23,203
5.38%, 01/01/26		181	186,204
NGPL PipeCo LLC(b):
4.38%, 08/15/22		82	81,898
4.88%, 08/15/27		90	87,381
7.77%, 12/15/37		263	309,025
Noble Holding International Ltd.:
7.75%, 01/15/24(f)		265	246,562
7.95%, 04/01/25		37	33,759
7.88%, 02/01/26(b)		414	421,762
Oasis Petroleum, Inc.:
6.88%, 01/15/23		13	13,195
2.63%, 09/15/23(i)		410	529,579
Paramount Resources Ltd., 6.88%, 06/30/23(b)		197	203,895
Parkland Fuel Corp., 6.00%, 04/01/26(b)		33	32,670
Parsley Energy LLC/Parsley Finance Corp.(b):
6.25%, 06/01/24		48	49,560
5.38%, 01/15/25		144	142,200
5.25%, 08/15/25		52	50,440
5.63%, 10/15/27		19	18,763
PBF Holding Co. LLC/ PBF Finance Corp., 7.25%, 06/15/25		143	148,320
PDC Energy, Inc.:
6.13%, 09/15/24		24	24,420
5.75%, 05/15/26(b)		81	80,190
Petrobras Global Finance BV:
8.75%, 05/23/26		222	245,754
6.00%, 01/27/28(b)		239	221,314
Petroleos Mexicanos:
5.38%, 03/13/22		27	27,673
6.50%, 03/13/27		148	150,701
5.35%, 02/12/28(b)		123	115,497

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 06/01/22	USD	1,000	$986,683
Precision Drilling Corp., 7.13%, 01/15/26(b)		159	162,180
QEP Resources, Inc.:
6.88%, 03/01/21		13	13,780
5.38%, 10/01/22		200	203,440
5.63%, 03/01/26		156	148,980
Range Resources Corp.:
5.88%, 07/01/22		181	182,357
4.88%, 05/15/25		208	195,520
Resolute Energy Corp., 8.50%, 05/01/20		279	279,349
Rockies Express Pipeline LLC(b):
5.63%, 04/15/20		440	451,968
6.88%, 04/15/40		229	263,350
Rowan Cos., Inc.:
4.88%, 06/01/22		50	46,813
4.75%, 01/15/24		46	39,445
7.38%, 06/15/25		284	271,930
RSP Permian, Inc., 6.63%, 10/01/22		139	144,908
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26		1,750	1,897,877
Sanchez Energy Corp.:
7.75%, 06/15/21		683	587,161
6.13%, 01/15/23		128	84,160
7.25%, 02/15/23(b)		84	82,425
SESI LLC, 7.13%, 12/15/21		60	61,125
Seven Generations Energy Ltd., 5.38%, 09/30/25(b)		253	244,145
SM Energy Co.:
6.50%, 11/15/21		50	50,875
6.50%, 01/01/23		129	130,935
5.00%, 01/15/24		94	88,125
5.63%, 06/01/25(f)		149	142,668
6.75%, 09/15/26		92	93,610
Southwestern Energy Co.:
6.45%, 01/23/25(c)		124	121,830
7.50%, 04/01/26		119	123,167
7.75%, 10/01/27		158	165,110
Suncor Energy, Inc., 6.50%, 06/15/38		1,000	1,278,418
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26		310	292,041
Sunoco LP/Sunoco Finance Corp.(b):
4.88%, 01/15/23		253	241,618
5.88%, 03/15/28		4	3,758
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b):
5.50%, 09/15/24		325	326,625
5.50%, 01/15/28		212	204,845
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 05/01/23		10	10,075

16

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (continued):
5.13%, 02/01/25	USD	77	$76,038
5.88%, 04/15/26(b)		296	297,388
5.00%, 01/15/28(b)		163	153,171
TransCanada PipeLines Ltd., 4.63%, 03/01/34		500	506,598
Transportadora de Gas del Sur SA, 6.75%, 05/02/25(b)		249	239,040
Western Gas Partners LP, 5.38%, 06/01/21		1,425	1,481,859
Whiting Petroleum Corp., 6.63%, 01/15/26(b)		205	209,869
WildHorse Resource Development Corp.:
6.88%, 02/01/25(b)		100	102,125
6.88%, 02/01/25		100	102,125
Williams Cos., Inc.:
8.75%, 03/15/32		120	156,000
5.75%, 06/24/44		251	262,922
Williams Partners LP:
3.90%, 01/15/25		1,150	1,123,964
4.00%, 09/15/25		750	734,894
WPX Energy, Inc.:
6.00%, 01/15/22		28	29,400
8.25%, 08/01/23		45	51,075
5.25%, 09/15/24		107	105,930
5.75%, 06/01/26		120	119,773
YPF SA, 8.50%, 07/28/25		370	374,625

			54,381,685
Oil: Crude Producers — 0.0%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 01/15/28		235	210,912

Paper & Forest Products — 0.2%
International Paper Co., 6.00%, 11/15/41		870	985,931
Norbord, Inc., 6.25%, 04/15/23(b)		120	125,433

			1,111,364
Pharmaceuticals — 2.3%
AbbVie, Inc.:
3.60%, 05/14/25		870	848,170
3.20%, 05/14/26		500	470,370
4.45%, 05/14/46		2,095	2,029,513
Actavis Funding SCS:
3.80%, 03/15/25		3,250	3,162,052
4.55%, 03/15/35		2,140	2,053,414
Charles River Laboratories International, Inc., 5.50%, 04/01/26(b)		91	91,341

Security	Par (000)		Value
Pharmaceuticals (continued)
CVS Health Corp.:
5.13%, 07/20/45	USD	700	$725,375
5.05%, 03/25/48		1,221	1,252,239
Endo Finance LLC/Endo Finco, Inc.(b):
5.38%, 01/15/23		62	46,016
6.00%, 07/15/23		315	231,525
Forest Laboratories LLC, 5.00%, 12/15/21(b)		758	787,298
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(b)		108	113,940
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(b)		690	693,623
Mylan NV, 3.95%, 06/15/26		750	714,586
Nidda Healthcare Holding AG, 3.50%, 09/30/24	EUR	100	113,398
Synlab Bondco PLC, 6.25%, 07/01/22		100	120,266
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19	USD	305	298,025
Valeant Pharmaceuticals International, Inc.:
7.50%, 07/15/21(b)		60	61,125
6.75%, 08/15/21(b)		301	304,100
5.63%, 12/01/21(b)		261	258,651
6.50%, 03/15/22(b)		56	58,195
7.25%, 07/15/22(b)		8	8,122
5.50%, 03/01/23(b)		297	276,462
4.50%, 05/15/23	EUR	176	194,486
5.88%, 05/15/23(b)	USD	1,023	966,735
7.00%, 03/15/24(b)		320	335,200
6.13%, 04/15/25(b)		242	223,850
5.50%, 11/01/25(b)		527	517,119
9.25%, 04/01/26(b)		67	70,325
8.50%, 01/31/27(b)(d)		523	532,479

			17,558,000
Real Estate Investment Trusts (REITs) — 1.2%
ERP Operating LP, 4.50%, 06/01/45		1,155	1,175,665
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)		102	104,040
GEO Group, Inc.:
5.13%, 04/01/23		105	103,262
5.88%, 10/15/24		108	106,658
6.00%, 04/15/26		40	39,100
HCP, Inc., 4.00%, 06/01/25(f)		2,000	1,967,206
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		127	120,968
5.13%, 05/01/26(b)		155	150,931
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25		18	17,370

17

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Real Estate Investment Trusts (REITs) (continued)
iStar, Inc.:
4.63%, 09/15/20	USD	25	$24,656
6.00%, 04/01/22		96	96,000
5.25%, 09/15/22		67	65,074
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24		862	870,620
4.50%, 09/01/26		269	246,807
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27		73	68,624
NH Hotel Group SA, 3.75%, 10/01/23	EUR	128	155,363
Simon Property Group LP, 4.75%, 03/15/42	USD	1,670	1,741,107
Starwood Property Trust, Inc.:
5.00%, 12/15/21		220	223,300
4.75%, 03/15/25(b)		68	65,430
Trust F/1401, 6.95%, 01/30/44		476	466,528
Ventas Realty LP, 4.13%, 01/15/26		870	863,306
Ventas Realty LP/Ventas Capital Corp., 4.75%, 06/01/21		550	570,258
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		100	111,118

			9,353,391
Real Estate Management & Development — 0.7%
ADLER Real Estate AG:
1.88%, 04/27/23	EUR	100	114,435
2.13%, 02/06/24		100	114,261
3.00%, 04/27/26		100	115,507
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)	USD	124	120,900
Howard Hughes Corp., 5.38%, 03/15/25(b)		103	99,524
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(b)(f)		4,600	4,432,100
Realogy Group LLC/Realogy Co-Issuer Corp.(b):
5.25%, 12/01/21		48	48,360
4.88%, 06/01/23		109	102,460
RESIDOMO Sro, 3.38%, 10/15/24	EUR	100	116,027

			5,263,574
Road & Rail — 1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.13%, 06/01/22(b)	USD	176	172,726
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40(f)		1,890	2,292,987
CSX Corp., 4.75%, 05/30/42		350	363,837
EC Finance PLC, 2.38%, 11/15/22	EUR	100	116,266

Security	Par (000)		Value
Road & Rail (continued)
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(b)	USD	122	$115,290
Herc Rentals, Inc.(b):
7.50%, 06/01/22		194	205,155
7.75%, 06/01/24		82	88,150
Hertz Corp., 7.63%, 06/01/22(b)		183	178,882
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	100	115,291
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)	USD	5,000	5,021,300
Loxam SAS, 3.50%, 05/03/23	EUR	100	120,389
United Rentals North America, Inc.:
4.63%, 07/15/23	USD	72	72,540
4.63%, 10/15/25		117	112,431
5.88%, 09/15/26		77	78,732

			9,053,976
Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		51	55,723
Analog Devices, Inc.:
3.90%, 12/15/25		470	469,884
3.50%, 12/05/26		345	332,067
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		2,850	2,720,906
Microchip Technology, Inc., 1.63%, 02/15/25(i)		351	666,144
Micron Technology, Inc., 5.50%, 02/01/25		7	7,282
Microsemi Corp., 9.13%, 04/15/23(b)		14	15,488
NXP BV/NXP Funding LLC(b):
4.13%, 06/01/21		278	280,113
3.88%, 09/01/22		200	198,625
ON Semiconductor Corp., 1.00%, 12/01/20(i)		383	561,606
QUALCOMM, Inc., 4.65%, 05/20/35		250	254,858
Sensata Technologies BV, 5.00%, 10/01/25(b)		227	227,567

			5,790,263
Software — 1.8%
ACI Worldwide, Inc., 6.38%, 08/15/20(b)		320	322,400
BMC Software Finance, Inc., 8.13%, 07/15/21(b)		177	181,443
CA, Inc., 3.60%, 08/15/22		705	705,701
CDK Global, Inc., 4.88%, 06/01/27		174	163,995
Citrix Systems, Inc., 0.50%, 04/15/19(i)		99	144,853
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Holdings LLC, 10.00%, 11/30/24(b)		552	610,650

18

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Software (continued)
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 08/01/22(b)	USD	31	$31,736
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 05/01/21(b)(g)		240	241,200
Infor US, Inc., 6.50%, 05/15/22		991	1,007,104
Informatica LLC, 7.13%, 07/15/23(b)		529	536,935
Microsoft Corp., 3.50%, 11/15/42(f)		4,000	3,764,892
Nuance Communications, Inc.:
5.38%, 08/15/20(b)		39	39,146
6.00%, 07/01/24		77	77,385
5.63%, 12/15/26		81	78,975
Oracle Corp., 5.38%, 07/15/40(f)		3,025	3,576,340
PTC, Inc., 6.00%, 05/15/24		125	131,250
RP Crown Parent LLC, 7.38%, 10/15/24(b)		261	268,830
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(b)		1,007	1,117,468
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(b)		210	221,550
TIBCO Software, Inc., 11.38%, 12/01/21(b)		458	498,075

			13,719,928
Specialty Retail — 0.5%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		159	157,410
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(b)		231	222,384
Group 1 Automotive, Inc.:
5.00%, 06/01/22		110	110,275
5.25%, 12/15/23(b)		13	12,675
Hexion US Finance Corp., 6.63%, 04/15/20		78	73,612
Home Depot, Inc., 5.88%, 12/16/36		1,660	2,088,457
JC Penney Corp., Inc.:
8.13%, 10/01/19		6	6,218
6.38%, 10/15/36		14	7,840
L Brands, Inc.:
6.88%, 11/01/35		215	195,381
6.75%, 07/01/36		49	44,100
Lowe’s Cos, Inc., 4.38%, 09/15/45		1,000	1,020,852
Penske Automotive Group, Inc., 5.50%, 05/15/26		22	21,670
PVH Corp., 3.13%, 12/15/27	EUR	100	114,681

			4,075,555
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc., 4.65%, 02/23/46(f)	USD	2,400	2,623,285
Dell International LLC/EMC Corp.(b):
4.42%, 06/15/21		20	20,374
7.13%, 06/15/24		338	363,169

Security	Par (000)		Value
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC/EMC Corp.(b) (continued):
6.02%, 06/15/26	USD	110	$116,085
8.35%, 07/15/46		45	54,721
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		1,500	1,544,172
Western Digital Corp., 4.75%, 02/15/26		472	464,330

			5,186,136
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 05/01/23	EUR	49	60,225
Springs Industries, Inc., 6.25%, 06/01/21	USD	36	36,605

			96,830
Thrifts & Mortgage Finance — 0.0%
Jerrold Finco PLC, 6.25%, 09/15/21	GBP	100	136,192
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b):
5.25%, 03/15/22	USD	23	23,000
5.25%, 10/01/25		139	129,617

			288,809
Tobacco — 1.5%
Altria Group, Inc.:
9.95%, 11/10/38		516	822,701
10.20%, 02/06/39		894	1,474,428
5.38%, 01/31/44(f)		4,030	4,398,459
3.88%, 09/16/46		1,250	1,118,305
Reynolds American, Inc.:
4.45%, 06/12/25		635	643,450
7.00%, 08/04/41		1,000	1,250,869
5.85%, 08/15/45		1,500	1,676,212

			11,384,424
Transportation — 0.0%
JB Poindexter & Co., Inc., 7.13%, 04/15/26(b)		74	75,110

Transportation Infrastructure — 0.3%
I 595 Express LLC, 3.31%, 12/31/31(a)(e)		879	824,951
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26(b)		490	460,124
Rumo Luxembourg Sarl, 7.38%, 02/09/24(b)		370	382,765
Transurban Finance Co. Property Ltd., 4.13%, 02/02/26(b)		580	579,335

			2,247,175
Utilities — 0.2%
AES Argentina Generacion SA, 7.75%, 02/02/24(b)		370	363,044
AES Panama SRL, 6.00%, 06/25/22(b)		228	233,130

19

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Utilities (continued)
ContourGlobal Power Holdings SA, 5.13%, 06/15/21	EUR	100	$118,676
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(b)	USD	370	383,309
Stoneway Capital Corp., 10.00%, 03/01/27(b)(f)		530	544,893

			1,643,052
Wireless Telecommunication Services — 1.4%
CoreCivic, Inc., 4.75%, 10/15/27		120	110,100
CyrusOne LP/CyrusOne Finance Corp.:
5.00%, 03/15/24		271	271,339
5.38%, 03/15/27		35	35,175
Digicel Group Ltd., 8.25%, 09/30/20(b)		223	168,923
Digicel Ltd., 6.00%, 04/15/21(b)		1,550	1,420,187
Equinix, Inc., 2.88%, 10/01/25	EUR	100	112,224
Frontier Communications Corp., 8.50%, 04/01/26(b)	USD	240	232,500
Matterhorn Telecom SA(3 mo. Euribor + 3.25%), 3.25%, 02/01/23(a)	EUR	14	16,701
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(b)	USD	152	139,460
Rogers Communications, Inc., 7.50%, 08/15/38		2,325	3,167,861
SBA Communications Corp., 4.88%, 09/01/24		112	104,581
Sprint Capital Corp.:
6.90%, 05/01/19		140	143,836
6.88%, 11/15/28		21	20,108
8.75%, 03/15/32		177	190,496
Sprint Communications, Inc., 7.00%, 03/01/20(b)		571	596,838
Sprint Corp.:
7.88%, 09/15/23		319	334,790
7.13%, 06/15/24		1,102	1,110,265
7.63%, 02/15/25		532	547,960
7.63%, 03/01/26		510	524,025
T-Mobile USA, Inc.:
4.00%, 04/15/22		132	131,340
6.38%, 03/01/25		205	214,205
6.50%, 01/15/26		42	43,838
4.50%, 02/01/26		426	400,440
4.75%, 02/01/28		172	160,820

Security	Par (000)		Value
Wireless Telecommunication Services (continued)
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23	USD	222	$216,383

			10,414,395

Total Corporate Bonds — 67.5% (Cost — $502,767,664)			514,591,520

Floating Rate Loan Interests(a) — 2.2%

Aerospace & Defense — 0.1%
Accudyne Industries LLC, 2017 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.23%, 08/18/24		319	319,998
Sequa Mezzanine Holdings LLC, 2nd Lien Term Loan, (2 mo. LIBOR + 9.00%, 1.00% Floor), 10.97%, 04/28/22		40	39,900

			359,898
Air Freight & Logistics — 0.0%
CEVA Group PLC, Letter of Credit, (3 mo. LIBOR + 5.50%), 6.50%, 03/19/21(e)		30	32,385
CEVA Intercompany BV, Dutch Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 7.86%, 03/19/21		11	11,164
CEVA Logistics Canada ULC, Canadian Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 7.86%, 03/19/21		5	5,249
CEVA Logistics US Holdings, Inc., Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 7.86%, 03/19/21		47	46,184

			94,982
Auto Components — 0.0%
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.30%, 05/16/24		125	124,461

Building Products — 0.0%
Ply Gem Industries, Inc., 2018 Term Loan, (3 mo. LIBOR + 3.75%), 6.09%, 04/12/25		296	296,444

Chemicals — 0.1%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.30%, 01/31/24		186	185,869
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.80%, 06/28/24		35	35,043

20

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Chemicals (continued)
Invictus US LLC:
1st Lien Term Loan, (2 mo. LIBOR + 3.00%), 5.10%, 03/28/25	USD	76	$76,639
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 8.73%, 03/25/26		42	42,420
WR Grace & Co.:
Term Loan B1, (3 mo. LIBOR + 1.75%), 4.06%, 04/03/25		40	39,657
Term Loan B2, (3 mo. LIBOR + 1.75%), 4.06%, 04/03/25		68	67,983

			447,611
Commercial Services & Supplies — 0.0%
Asurion LLC, 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 7.98%, 08/04/25		43	44,011
West Corp.:
2017 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.98%, 10/10/24		143	143,091
2018 Term Loan B1, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 10/10/24		52	51,526

			238,628
Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.61%, 06/21/24		967	971,924
Pike Corp., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.49%, 03/23/25		90	91,229
SRS Distribution Inc., 2018 1st Lien Term Loan B, (3 mo. LIBOR + 3.25%), 5.58%, 05/23/25		158	157,210

			1,220,363
Diversified Consumer Services — 0.0%
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.98%, 07/12/24		41	40,846

Security	Par (000)		Value
Diversified Consumer Services (continued)
Laureate Education, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.48%, 04/26/24	USD	147	$147,525

			188,371
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 01/31/25		515	508,019

Energy Equipment & Services — 0.1%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 7.93%, 03/01/24		194	189,877
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.68%, 11/08/22(e)		420	435,750
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 1.43%), 3.42%, 07/13/20		170	168,152

			793,779
Food & Staples Retailing — 0.0%
Albertsons LLC, 2018 ABL Last Out Term Loan, 1.00%, 04/02/23(n)		73	74,056

Food Products — 0.0%
JBS USA LLC, 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 4.65%, 10/30/22		241	240,751

Health Care Equipment & Supplies — 0.1%
DJO Finance LLC, 2015 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.40%, 06/08/20		499	499,927
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.30%, 06/15/21(e)		511	519,016
Ortho-Clinical Diagnostics SA, Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.73%, 06/30/21		19	19,700

			1,038,643
Health Care Providers & Services — 0.1%
Quorum Health Corporation, Term Loan B, (1 mo. LIBOR + 6.75%, 1.00% Floor), 8.73%, 04/29/22		146	148,133

21

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Health Care Providers & Services (continued)
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 02/06/24	USD	267	$257,804

			405,937
Hotels, Restaurants & Leisure — 0.1%
Bronco Midstream Funding LLC, Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.83%, 08/14/23(e)		77	77,578
GVC Holdings PLC, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.48%, 03/29/24		104	104,086
IRB Holding Corp., 1st Lien Term Loan, (2 mo. LIBOR + 3.25%, 1.00% Floor), 5.21%, 02/05/25		61	61,198
Wyndham Hotels & Resorts, Inc., Term Loan B, 1.00%, 03/28/25(n)		113	113,376

			356,238
Industrial Conglomerates — 0.1%
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.91%, 11/30/23		217	213,653
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.07%, 11/28/21		114	113,995

			327,648
Insurance — 0.1%
Hub International Limited, 2018 Term Loan B, (2 mo. LIBOR + 3.00%), 5.36%, 04/25/25		99	98,794
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.73%, 03/01/21		231	230,494
2nd Lien Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 7.80%, 02/28/22		96	96,000

			425,288
Internet Software & Services — 0.0%
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.73%, 05/06/24		104	100,652

IT Services — 0.0%
Access CIG LLC:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.73%, 02/27/25		44	44,628

Security	Par (000)		Value
IT Services (continued)
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%), 9.73%, 02/27/26	USD	16	$16,148
Blackhawk Network Holdings, Inc, 2018 1st Lien Term Loan, 1.00%, 05/23/25(n)		106	106,000
Peak 10 Holding Corp.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.80%, 08/01/24		102	99,872
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.61%, 08/01/25		43	43,202

			309,850
Machinery — 0.1%
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.48%, 08/05/24		38	37,999
Titan Acquisition Ltd., 2018 Term Loan B, (2 mo. LIBOR + 3.00%), 5.06%, 03/28/25		331	328,471

			366,470
Media — 0.4%
Charter Communications Operating LLC, 2017 Term Loan A2, (1 mo. LIBOR + 1.50%), 3.49%, 03/31/23		950	948,788
Intelsat Jackson Holdings SA:
2017 Term Loan B3, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.72%, 11/27/23		64	64,593
2017 Term Loan B4, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.47%, 01/02/24		198	204,754
2017 Term Loan B5, (Fixed + 6.62%), 6.63%, 01/02/24		1,101	1,117,529
PSAV Holdings LLC:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.22%, 03/01/25		91	90,659
2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.26%, 09/01/25		74	73,445
Stars Group Holdings B.V. (The), 2018 USD Term Loan B, (3 mo. LIBOR + 3.00%), 5.32%, 04/06/25		540	540,108

22

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Media (continued)
Unitymedia Hessen GmbH & Co. KG, 2018 Term Loan B, 1.00%, 05/24/23(n)	USD	116	$115,879

			3,155,756
Multiline Retail — 0.0%
Neiman Marcus Group, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.17%, 10/25/20		186	164,803

Oil & Gas Equipment & Services — 0.1%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 6.91%, 05/10/25		1,046	1,054,086

Oil, Gas & Consumable Fuels — 0.3%
Brazos Delaware II, LLC, Term Loan B, (1 mo. LIBOR + 4.00%), 5.95%, 05/21/25		57	56,857
California Resources Corp., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 6.70%, 12/31/22		496	506,952
Chesapeake Energy Corp., Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 9.47%, 08/23/21		1,005	1,054,936
CONSOL Energy, Inc., 1st Lien Term Loan B, (3 mo. LIBOR + 6.00%, 1.00% Floor), 8.32%, 10/26/22		216	221,472
Lucid Energy Group II LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.93%, 02/17/25(e)		66	65,340
Medallion Midland Acquisition LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.23%, 10/30/24(e)		78	76,541
Vine Oil & Gas LP, Term Loan B, (1 mo. LIBOR + 6.87%, 1.00% Floor), 8.86%, 12/12/21(e)		189	188,527

			2,170,625
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.50%), 5.63%, 05/04/25		384	383,040

Security	Par (000)		Value
Pharmaceuticals (continued)
Endo Luxembourg Finance Company I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.25%, 04/29/24	USD	395	$390,268

			773,308
Semiconductors & Semiconductor Equipment — 0.0%
Microchip Technology Incorporated, 2018 Term Loan B, 1.00%, 05/29/25(n)		256	257,344

Software — 0.1%
Applied Systems, Inc.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.30%, 09/19/24		22	21,862
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 9.30%, 09/19/25		21	21,696
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.99%, 04/27/24		75	75,036
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.61%, 05/28/24		152	148,271
Kronos, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.61%, 11/01/24		352	364,837
Mitchell International, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.23%, 11/29/24		96	95,644
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.23%, 11/20/25		101	101,589
2017 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%), 5.22%, 11/29/24		8	7,928

23

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Software (continued)
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 4.98%, 05/01/24	USD	92	$91,978

			928,841
Textiles, Apparel & Luxury Goods — 0.0%
Ascend Performance Materials Operations LLC, Term Loan B, (1 mo. LIBOR + 5.25%, 1.00% Floor), 7.31%, 08/12/22		184	184,813

Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.31%, 11/28/24		54	54,141

Wireless Telecommunication Services — 0.0%
Xplornet Communications, Inc., Term Loan B, 1.00%, 09/09/21(e)(n)		207	208,517

Total Floating Rate Loan Interests — 2.2% (Cost — $16,721,272)			16,870,323

Foreign Agency Obligations — 4.1%
Argentine Republic Government International Bond:
6.88%, 04/22/21		286	288,860
5.63%, 01/26/22		414	396,405
7.50%, 04/22/26(f)		3,875	3,811,101
6.88%, 01/26/27		969	912,798
5.88%, 01/11/28		158	137,855
7.63%, 04/22/46		3,121	2,754,282
Bahrain Government International Bond, 6.75%, 09/20/29(b)		230	197,132
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/18(k)	BRL	1,000	267,127
Brazilian Government International Bond, 6.00%, 04/07/26	USD	786	820,191
Cyprus Government International Bond, 4.63%, 02/03/20(b)	EUR	1,210	1,499,628
Egypt Government International Bond:
5.75%, 04/29/20	USD	941	963,528
8.50%, 01/31/47(b)		291	308,472
Iceland Government International Bond, 5.88%, 05/11/22(f)		3,555	3,947,503
Indonesia Government International Bond:
3.75%, 04/25/22		255	252,890
4.75%, 01/08/26		380	389,092
Italian Government International Bond, 5.38%, 06/15/33		2,925	3,208,122
Lebanon Government International Bond, 6.85%, 03/23/27		242	203,808

Security	Par (000)		Value
Foreign Agency Obligations (continued)
Mexican Bonos:
8.00%, 06/11/20	MXN	3,100	$156,467
7.50%, 06/03/27		3,500	172,083
Portugal Government International Bond, 5.13%, 10/15/24(b)(f)	USD	3,970	4,079,969
Republic of South Africa Government International Bond:
5.50%, 03/09/20		188	193,688
5.88%, 05/30/22		1,303	1,379,468
4.88%, 04/14/26		288	280,440
Russian Federal Bond — OFZ:
6.40%, 05/27/20	RUB	24,900	396,637
7.05%, 01/19/28		43,751	692,266
Russian Foreign Bond — Eurobond:
4.25%, 06/23/27	USD	400	387,290
5.63%, 04/04/42		200	205,930
South Africa Government Bond, 6.50%, 02/28/41	ZAR	3,686	210,736
Turkey Government International Bond:
7.00%, 06/05/20	USD	674	694,890
5.63%, 03/30/21		567	568,643
5.13%, 03/25/22		739	722,225
6.25%, 09/26/22		677	686,498
7.38%, 02/05/25		105	110,158

Total Foreign Agency Obligations — 4.1% (Cost — $32,405,272)			31,296,182

Municipal Bonds — 3.2%

California — 0.9%
East Bay Municipal Utility District, RB, Build America Bonds		1,900	2,460,633
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 04/01/39		280	417,004
7.63%, 03/01/40		1,720	2,548,593

24

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
California (continued)
University of California, RB, Build America Bonds	USD	885	$1,117,109

			6,543,339
Georgia — 0.3%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A		1,999	2,401,498

Illinois — 0.3%
State of Illinois, GO		2,000	1,925,040

Indiana — 0.4%
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds		2,535	3,205,533

New York — 1.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Series EE, 5.50%, 06/15/43		930	1,011,849
Series GG, Build America Bonds, 5.72%, 06/15/42		1,390	1,768,469
Water & Sewer System, Series EE, 5.38%, 06/15/43		770	835,004
Metropolitan Transportation Authority, RB, Build America Bonds, Series C		1,295	1,914,476
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 03/15/39		1,100	1,309,011
5.60%, 03/15/40		1,900	2,310,457
Port Authority of New York & New Jersey, RB, 159th Series		780	960,102

			10,109,368

Total Municipal Bonds — 3.2% (Cost — $20,465,732)			24,184,778

Non-Agency Mortgage-Backed Securities — 9.0%

Collateralized Mortgage Obligations — 0.4%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 03/25/37		560	501,084
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,096	1,085,239
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 2.14%, 03/20/47(a)		831	699,319
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 4.08%, 06/19/35(c)		308	302,135

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 05/25/36	USD	54	$91,377
Series 2007-4F, Class 3A1, 6.00%, 07/25/37		177	161,111
JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 08/25/36		70	54,041
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 3.74%, 05/25/36(c)		547	505,119
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, (12 mo. MTA + 0.77%), 2.33%, 05/25/47(a)		199	189,161

			3,588,586
Commercial Mortgage-Backed Securities — 8.6%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 04/14/33(b)(c)		4,170	4,108,372
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class B, 5.10%, 09/10/46(c)		7,183	7,638,150
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,577	1,630,553
Commercial Mortgage Trust:
Series 2013-300P, Class A1, 4.35%, 08/10/30(b)		1,330	1,382,755
Series 2013-CR11, Class B, 5.16%, 08/10/50(c)		7,000	7,332,183
Series 2013-LC6, Class B, 3.74%, 01/10/46		1,390	1,375,440
Series 2015-3BP, Class A, 3.18%, 02/10/35(b)		7,570	7,421,790
Series 2015-CR22, Class C, 4.12%, 03/10/48(c)		5,000	4,888,236
Series 2015-LC19, Class C, 4.26%, 02/10/48(c)		3,500	3,466,689
Core Industrial Trust, Series 2015-TEXW, Class D, 3.85%, 02/10/34(b)(c)		4,585	4,600,030
CSAIL Commercial Mortgage Trust, Series 2015-C1(c):
Class B, 4.04%, 04/15/50		1,110	1,104,416
Class C, 4.30%, 04/15/50		1,000	992,806
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.38%, 12/15/34(b)(c)		6,170	6,139,914
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 02/10/46(b)		2,505	2,491,419

25

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, 2.85%, 10/06/38(b)(c)	USD	4,800	$4,535,670
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 3.45%, 07/13/29(b)(c)		3,200	3,091,654
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 08/15/45		1,395	1,426,813
Class C, 4.89%, 08/15/45(c)		1,795	1,820,397

			65,447,287

Total Non-Agency Mortgage-Backed Securities — 9.0% (Cost — $69,255,729)			69,035,873

Preferred Securities Capital Trusts — 11.2%

Auto Components — 0.1%
General Motors Financial Co., Inc., Series A, 5.75%,(c)(f)(j)		264	257,070

Banks — 3.3%
ABN AMRO Bank NV, 5.75%,(h)(j)		200	248,423
Banco Bilbao Vizcaya Argentaria SA, 6.13%,(c)(j)		2,000	1,815,000
Banco Santander SA, 6.25%,(h)(j)		100	119,512
BNP Paribas SA, 7.20%,(b)(h)(j)		2,000	2,157,500
Capital One Financial Corp., Series E, 5.55%,(h)(j)		3,500	3,578,750
CIT Group, Inc.,(h)(j):
Series A, 5.80%		163	161,981
Series M, 6.30%,		4,000	4,080,000
Series P, 5.95% ,		2,100	2,115,750
Series Q, 5.95%		100	103,552
Series R, 6.13%		395	411,788
Cooperatieve Rabobank UA, 6.63%,(h)(j)		200	263,885
Credit Agricole SA,(b)(h)(j):
6.63%		1,400	1,406,883
7.88%		1,000	1,040,000
Intesa Sanpaolo SpA, 7.00%,(h)(j)		200	242,578
Nordea Bank AB, 6.13%,(b)(h)(j)		2,960	2,934,100
Wells Fargo & Co.,(h)(j):
Series S, 5.90%		3,450	3,458,970
Series U, 5.88%		525	539,054

			24,677,726
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series P, 5.00%,(c)(j)		685	651,435
Morgan Stanley, Series H, 5.45%,(h)(j)		2,627	2,676,256

Security	Par (000)		Value
Capital Markets (continued)
State Street Corp., Series F, 5.25%(h)(j)	USD	2,000	$2,042,500

			5,370,191
Chemicals — 0.0%
Solvay Finance SA, 5.12%,(h)(j)		100	128,011

Diversified Financial Services — 4.7%
ATF Netherlands BV, 3.75%,(h)(j)		100	118,366
Bank of America Corp.(h)(j):
Series AA, 6.10%		300	309,375
Series FF, 5.88%(c)		3,500	3,460,625
Series V, 5.13%		175	176,750
Series X, 6.25%		4,620	4,805,816
Bank of New York Mellon Corp.(h)(j):
Series D, 4.50%,(f)		2,000	1,900,000
Series E, 4.95%		2,000	2,039,000
Barclays PLC, 7.25%,(h)(j)		200	278,265
Credit Suisse Group AG, 6.25%,(h)(j)		200	198,500
HBOS Capital Funding LP, 6.85%,(j)		100	100,960
HSBC Holdings PLC,(j):
6.00%(h)		435	416,513
6.50%,(c)		1,090	1,080,463
JPMorgan Chase & Co.(h)(j)
Series 1, 5.83%		7,000	7,043,750
Series Q, 5.15%,		3,000	2,962,500
Series U, 6.13%		500	516,250
Series V, 5.00%		6,430	6,486,262
Royal Bank of Scotland Group PLC, 8.63%,(h)(j)		200	216,440
Societe Generale SA(b)(h)(j):
6.00%		3,000	2,950,950
7.88%(f)		1,000	1,040,000

			36,100,785
Diversified Telecommunication Services — 0.0%
Telefonica Europe BV, 4.20%,(h)(j)		200	243,563

Electric Utilities — 0.6%
ComEd Financing III, 6.35% , 03/15/2033		300	319,500
Electricite de France SA, 5.25%,(b)(h)(j)		4,200	4,107,600
Gas Natural Fenosa Finance BV, 4.13%(h)(j)		100	122,326

26

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Electric Utilities (continued)
RWE AG, 2.75% , 04/21/2075(h)	USD	10	$11,886

			4,561,312
Insurance — 1.8%
Allstate Corp.(h) 5.75% , 08/15/2053		2,000	2,067,500
6.50% , 05/15/2067		4,100	4,610,204
MetLife, Inc., 6.40% , 12/15/2066		2,554	2,750,658
Voya Financial, Inc., 5.65% , 05/15/2053(h)		4,500	4,545,000

			13,973,362

Total Capital Trusts — 11.2% (Cost — $84,923,055)			85,312,020

		Shares
Preferred Stocks — 0.9%

Banks — 0.3%
Wells Fargo & Co., Series Q, 5.85%(h)(j)		75,000	1,937,250

Capital Markets — 0.6%
Goldman Sachs Group, Inc., Series J, 5.50%(h)(j)		92,000	2,390,160
Morgan Stanley, Series K, 5.85%(h)(j)		66,567	1,716,763
SCE Trust III, Series H, 5.75%(h)(j)		25,314	665,505

			4,772,428
Machinery — 0.0%
Stanley Black & Decker, Inc., 5.38%(h)(j)		2,500	266,125

Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp., Series S, 8.25%(c)(j)		10,000	63,100

Total Preferred Stocks — 0.9% (Cost — $6,864,478)			7,038,903

Trust Preferred

Diversified Financial Services — 0.1%
Citigroup Capital XIII, 6.37%, 10/30/40(h)		29,583	794,599

Total Trust Preferreds — 0.1% (Cost — $779,529)			794,599

Total Preferred Securities — 12.2%			93,145,522

Security	Par (000)			Value
U.S. Government Sponsored Agency Securities — 14.5%

Agency Obligations — 1.5%
Fannie Mae, 5.63%, 07/15/37(f)	USD	1,600		$2,143,261
Federal Home Loan Bank(f):
5.25%, 12/09/22		1,375		1,526,530
5.37%, 09/09/24		2,175		2,481,421
Residual Funding Corp., 0.00%, 04/15/30(k)		6,055		4,079,318
Resolution Funding Corp., 0.00%, 07/15/18 - 10/15/18(k)		1,050		1,044,423

				11,274,953
Collateralized Mortgage Obligations — 4.2%
Fannie Mae Mortgage-Backed Securities:
Series 2015-47, Class GL, 3.50%, 07/25/45		1,636		1,599,686
Series 2005-5, Class PK, 5.00%, 12/25/34		70		70,289
Series 1991-87, Class S, (1 mo. LIBOR + 26.68%), 21.49%, 08/25/21(a)		2		2,056
Series G-49, Class S, (1 mo. LIBOR + 1034.80%), 830.99%, 12/25/21(a)		—	(m)	3
Series G-17, Class S, 879.55%, 06/25/21(c)		—	(m)	—
Series G-07, Class S, (1 mo. LIBOR + 1151.69%), 923.53%, 03/25/21(a)		—	(m)	42
Series G-33, Class PV, 1078.42%, 10/25/21		—	(m)	—
Series 1991-46, Class S, (1 mo. LIBOR + 2519.00%), 2070.23%, 05/25/21(a)		—	(m)	—
Freddie Mac Mortgage-Backed Securities:
Series 0173, Class RS, 11.10%, 11/15/21(c)(e)		—	(m)	1
Series 4350, Class DY, 4.00%, 06/15/44		2,830		2,924,508
Series 4480, Class ZX, 4.00%, 11/15/44		6,179		6,214,635
Series 4549, Class TZ, 4.00%, 11/15/45		2,707		2,812,180
Series 4398, Class ZX, 4.00%, 09/15/54		8,885		9,099,195
Series 0173, Class R, 9.00%, 11/15/21(e)		—	(m)	—
Series 1057, Class J, 1008.00%, 03/15/21		—	(m)	—
Series 0192, Class U, 1009.03%, 02/15/22(c)		—	(m)	—

27

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)			Value
Collateralized Mortgage Obligations (continued)
Ginnie Mae Mortgage-Backed Securities, Series 2014-72, Class MQ, 4.00%, 02/20/44	USD	8,858		$9,033,065

				31,755,660
Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac, Series K013, Class A2, 3.97%, 01/25/21(c)		1,870		1,918,264

Interest Only Collateralized Mortgage Obligations — 0.5%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, (1 mo. LIBOR + 9.20%), 1.20%, 04/25/23(a)		28		597
Series 2012-96, Class DI, 4.00%, 02/25/27		4,213		318,254
Series 2012-47, Class NI, 4.50%, 04/25/42		4,343		991,869
Series G92-05, Class H, 9.00%, 01/25/22		—	(m)	6
Series 094, Class 2, 9.50%, 08/25/21		—	(m)	14
Series 1990-136, Class S, 18.12%, 11/25/20(a)		—	(m)	—
Series 1991-139, Class PT, 648.35%, 10/25/21		—	(m)	—
Series G-10, Class S, 893.49%, 05/25/21(a)		—	(m)	—
Series 1991-099, Class L, 930.00%, 08/25/21		—	(m)	—
Series G-12, Class S, (1 mo. LIBOR + 1175.53%), 947.45%, 05/25/21(a)		—	(m)	—
Series 1990-123, Class M, 1009.50%, 10/25/20		—	(m)	—
Freddie Mac Mortgage-Backed Securities:
Series K707, Class X1, 1.51%, 12/25/18(c)		4,590		18,152
Series 2611, Class QI, 5.50%, 09/15/32		165		2,944
Series 1254, Class Z, 8.50%, 04/15/22		13		1,544
Series 1043, Class H, (1 mo. LIBOR + 45.00%), 36.37%, 02/15/21(a)		1		1
Series 1054, Class I, (1 mo. LIBOR + 5.26%), 714.40%, 03/15/21(a)		—	(m)	—
Series 1148, Class E, (1 mo. LIBOR + 1196.85%), 970.61%, 10/15/21(a)		—	(m)	—

Security	Par (000)			Value
Interest Only Collateralized Mortgage Obligations (continued)
Freddie Mac Mortgage-Backed Securities (continued):
Series 0176, Class M, 1010.00%, 07/15/21	USD	—	(m)	$—
Series 1056, Class KD, 1084.50%, 03/15/21		—	(m)	—
Series 0019, Class R, 6696.22%, 03/15/20(c)(e)		—	(m)	—
Ginnie Mae Mortgage-Backed Securities(a):
Series 2009-78, Class SD, (1 mo. LIBOR + 6.20%), 4.25%, 09/20/32		4,735		453,036
Series 2009-116, Class KS, (1 mo. LIBOR + 6.47%), 4.54%, 12/16/39		1,664		203,386
Series 2011-52, Class NS, (1 mo. LIBOR + 6.67%), 4.74%, 04/16/41		13,569		2,161,734

				4,151,537
Mortgage-Backed Securities — 8.1%
Fannie Mae Mortgage-Backed Securities(f):
3.00%, 08/01/43		9,348		9,150,320
4.00%, 12/01/41 - 04/01/56		30,329		31,244,657
4.50%, 07/01/41 - 07/01/55		16,755		17,681,552
5.00%, 08/01/34		1,665		1,785,435
5.50%, 06/01/38		815		884,257
6.00%, 12/01/38		669		740,827
Freddie Mac Mortgage-Backed Securities, 6.00%, 09/01/18 - 12/01/18		3		3,696
Ginnie Mae Mortgage-Backed Securities:
5.50%, 08/15/33		45		48,405
8.00%, 07/15/24		—		85

				61,539,234
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities(k):
Series 1993-51, Class E, 0.00%, 02/25/23		5		4,967
Series 203, Class 1, 0.00%, 02/25/23		2		1,503
Series 1993-70, Class A, 0.00%, 05/25/23		1		844

28

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Principal Only Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities(k) (continued):
Series 0228, Class 1, 0.00%, 06/25/23	USD	1	$1,237

			8,551

Total U.S. Government Sponsored Agency Securities — 14.5% (Cost — $111,099,231)			110,648,199

U.S. Treasury Obligations — 16.3%
U.S. Treasury Bonds(f):
3.00%, 11/15/44		61,400	61,656,633
2.50%, 02/15/46		66,500	60,442,266
U.S. Treasury Notes, 2.75%, 11/15/47		2,000	1,907,265

Total U.S. Treasury Obligations — 16.3% (Cost — $131,995,669)			124,006,164

Total Long-Term Investments — 140.5% (Cost — $1,064,475,496)			1,071,474,811

Security	Shares	Value
Short-Term Securities — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.61%(o)(p)	20,931,481	$20,931,481

Total Short-Term Securities — 2.7% (Cost — $20,931,481)		20,931,481

Options Purchased — 0.4% (Cost — $3,705,818)		2,876,240

Total Investments Before Options Written — 143.6% (Cost — $1,089,112,796)		1,095,282,533

Options Written — (0.5)% (Premiums Received — $3,752,326)		(4,191,901)

Total Investments, Net of Options Written — 143.1% (Cost — $1,085,360,470)		1,091,090,632
Liabilities in Excess of Other Assets — (43.1)%		(328,358,513)

Net Assets Applicable to Common Shares — 100.0%		$762,732,119

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(d)	When-issued security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(i)	Convertible security.
(j)	Perpetual security with no stated maturity date.
(k)	Zero-coupon bond.
(l)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(m)	Amount is less than $500.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Annualized 7-day yield as of period end.

29

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK)

(p)	During the year ended May 31, 2018, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Trust were as follows:

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,374,729	16,556,752	20,931,481	$20,931,481	$79,135	$36		$—

(a)	Includes net capital gain distributions, if applicable.

For Trust’s compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

EUR — Euro

FNMA — Federal National Mortgage Association

GBP — British Pound

GO — General Obligation Bonds

LIBOR — London Interbank Offered Rate

NZD — New Zealand Dollar

OTC — Over-the-Counter

PIK — Payment-In-Kind

RB — Revenue Bonds

USD — U.S. Dollar

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Nomura Securities International, Inc.	1.85%	06/20/17	Open		$28,687,500	$29,071,673	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets LLC	2.09	08/30/17	Open		3,509,000	3,556,777	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	08/30/17	Open		1,901,250	1,927,137	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	08/30/17	Open		2,154,375	2,183,708	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	08/30/17	Open		2,227,500	2,257,829	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	09/29/17	Open		1,644,750	1,665,038	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	09/29/17	Open		1,850,000	1,872,819	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	09/29/17	Open		3,885,700	3,933,629	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.57	12/14/17	Open		856,832	862,948	Corporate Bonds	Open/Demand

30

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas Securities Corp.	1.85%	12/14/17	Open		$1,311,750	$1,321,898	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas Securities Corp.	1.85	12/14/17	Open		797,125	803,292	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas Securities Corp.	1.85	12/14/17	Open		1,409,169	1,420,070	U.S. Government Sponsored Agency Securities	Open/Demand
J.P. Morgan Securities LLC	(0.05)	01/08/18	Open		157,620	157,502	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.25	01/09/18	Open		165,241	165,966	Corporate Bonds	Open/Demand
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.86	01/22/18	Open		761,063	765,572	U.S. Government Sponsored Agency Securities	Open/Demand
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.86	01/22/18	Open		1,263,125	1,270,609	U.S. Government Sponsored Agency Securities	Open/Demand
Deutsche Bank AG	(0.50)	01/25/18	Open		71,000	70,845	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	01/30/18	Open		2,590,750	2,607,924	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	01/30/18	Open		8,151,615	8,205,651	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	01/30/18	Open		8,404,995	8,460,711	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	01/30/18	Open		7,171,075	7,218,611	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.50)	02/02/18	Open		129,430	129,123	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	(0.50)	02/13/18	Open		897,500	895,898	Capital Trusts	Open/Demand
BNP Paribas Securities Corp.	1.90	03/09/18	Open		3,640,000	3,655,131	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.00	03/09/18	Open		1,710,000	1,717,493	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	2.25	03/15/18	Open		1,945,000	1,954,293	Corporate Bonds	Open/Demand
Citigroup Global Market, Inc.	(1.25)	03/23/18	Open		97,282	97,056	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	2.11	04/11/18	Open		744,200	746,381	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/11/18	Open		3,159,000	3,168,170	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/11/18	Open		3,510,375	3,520,565	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/11/18	Open		3,160,300	3,169,474	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/11/18	Open		4,382,625	4,395,347	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/11/18	Open		2,438,000	2,445,077	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/11/18	Open		3,155,625	3,164,785	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/11/18	Open		3,670,000	3,680,653	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/11/18	Open		2,502,000	2,509,263	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/11/18	Open		6,838,600	6,858,451	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	04/12/18	Open		1,162,480	1,166,040	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	04/12/18	Open		1,114,781	1,118,195	Corporate Bonds	Open/Demand

31

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	2.25%	04/12/18	Open		$1,259,349	$1,263,206	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/12/18	Open		2,044,876	2,050,420	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/12/18	Open		2,918,750	2,927,053	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/12/18	Open		1,543,500	1,547,891	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/12/18	Open		2,425,000	2,431,898	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/12/18	Open		4,725,000	4,738,441	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/12/18	Open		2,239,650	2,246,021	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/12/18	Open		1,827,420	1,832,619	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/12/18	Open		1,634,500	1,639,150	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/12/18	Open		1,905,000	1,910,419	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/12/18	Open		1,768,500	1,773,531	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/12/18	Open		2,366,595	2,373,327	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/12/18	Open		1,920,488	1,925,951	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09	04/12/18	Open		1,777,500	1,782,556	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.74	05/08/18	Open		61,016,250	61,087,029	U.S. Treasury Obligations	Open/Demand
Deutsche Bank AG	1.79	05/08/18	Open		22,250,000	22,280,298	U.S. Treasury Obligations	Open/Demand
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18		911,000	911,861	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18		2,644,000	2,646,499	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18		8,263,000	8,270,809	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18		7,578,000	7,585,161	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18		2,560,000	2,562,419	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18		7,290,000	7,296,889	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18		1,797,000	1,798,698	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18		751,000	751,710	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18		18,215,000	18,232,213	U.S. Government Sponsored Agency Securities	Up to 30 Days

32

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
HSBC Securities (USA), Inc.	1.89%	05/10/18	6/13/18		$1,927,000	$1,928,821	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18		4,767,000	4,771,505	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18		2,256,000	2,258,132	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00	05/14/18	Open		1,835,000	1,836,733	Capital Trusts	Open/Demand
Barclays Capital, Inc.	(1.50)	05/15/18	Open		207,570	207,432	Capital Trusts	Open/Demand
Barclays Capital, Inc.	(1.00)	05/18/18	Open		93,188	93,151	Corporate Bonds	Open/Demand
Deutsche Bank AG	(3.00)	05/18/18	Open		544,573	543,938	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.00)	05/22/18	Open		56,780	56,766	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(2.25)	05/23/18	Open		1,002,488	1,002,989	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	05/23/18	Open		1,113,813	1,114,369	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	05/23/18	Open		935,782	936,254	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	05/23/18	Open		977,765	978,254	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	2.17	05/23/18	Open		3,909,600	3,911,485	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.00	05/23/18	Open		3,248,000	3,249,444	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.00	05/23/18	Open		3,622,000	3,623,610	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.25	05/23/18	Open		3,915,000	3,916,958	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	05/24/18	Open		140,910	140,931	Corporate Bonds	Open/Demand
Citigroup Global Market, Inc.	0.25	05/24/18	Open		150,804	150,811	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00	05/24/18	Open		547,950	548,163	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00	05/24/18	Open		2,211,000	2,211,860	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00	05/24/18	Open		1,148,875	1,149,322	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00	05/24/18	Open		2,323,825	2,324,729	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00	05/24/18	Open		1,446,250	1,446,812	Corporate Bonds	Open/Demand
UBS Securities LLC	2.05	05/29/18	Open		3,732,750	3,733,175	Foreign Agency Obligations	Open/Demand
UBS Securities LLC	2.10	05/29/18	Open		3,781,425	3,781,866	Foreign Agency Obligations	Open/Demand
UBS Securities LLC	2.25	05/29/18	Open		2,591,698	2,592,021	Corporate Bonds	Open/Demand
UBS Securities LLC	2.25	05/29/18	Open		335,775	335,817	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	2.20	05/30/18	Open		3,713,461	3,713,688	Foreign Agency Obligations	Open/Demand

33

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	2.09%	05/30/18	Open		$3,066,000	$3,066,178	Corporate Bonds	Open/Demand

					$342,462,293	$343,682,887

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Euro Stoxx 600 Index	1	06/15/18	$9	$(791)
Ultra Long U.S. Treasury Bond	34	09/19/18	5,423	170,514
90-Day Euro Future	98	03/18/19	23,852	(31,040)

				138,683

Short Contracts:
Euro Bund	1	06/07/18	155	(1,824)
10-Year U.S. Treasury Note	333	09/19/18	40,106	(271,935)
10-Year U.S. Ultra Long Treasury Note	135	09/19/18	17,326	5,023
11-Long U.S. Treasury Bond	26	09/19/18	3,773	(82,066)
Long Gilt Future	1	09/26/18	164	(2,115)
2-Year U.S. Treasury Note	415	09/28/18	88,077	(227,022)
5-Year U.S. Treasury Note	42	09/28/18	4,783	12,452
90-Day Euro Future	98	03/16/20	23,799	(3,911)

				(571,398)

				$(432,715)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,897,000	USD	2,214,748	Morgan Stanley & Co. International PLC	06/04/18	$2,941
EUR	8,313,000	USD	9,705,428	Morgan Stanley & Co. International PLC	06/04/18	12,890
USD	11,894	EUR	10,000	Standard Chartered Bank	06/04/18	204
USD	112,513	EUR	94,000	State Street Bank and Trust Co.	06/04/18	2,622
USD	116,656	EUR	97,000	State Street Bank and Trust Co.	06/04/18	3,258
USD	201,193	EUR	168,000	State Street Bank and Trust Co.	06/04/18	4,792
USD	2,333,092	EUR	1,927,000	UBS AG	06/04/18	80,332
USD	9,773,077	EUR	8,072,000	UBS AG	06/04/18	336,501
USD	11,343,757	GBP	8,233,000	Australia and New Zealand Bank Group	06/04/18	399,213
USD	1,923,127	GBP	1,397,000	BNP Paribas S.A.	06/04/18	66,024

34

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	119,928	GBP	89,000	Royal Bank of Scotland PLC	06/04/18	$1,616
USD	139,474	NZD	198,000	Australia and New Zealand Bank Group	06/05/18	914
USD	1,760,644	GBP	1,321,393	BNP Paribas S.A.	07/05/18	1,221
USD	10,969,773	GBP	8,233,000	BNP Paribas S.A.	07/05/18	7,611
USD	138,897	NZD	198,000	Australia and New Zealand Bank Group	07/05/18	334

						920,473

GBP	1,321,393	USD	1,757,849	BNP Paribas S.A.	06/04/18	(1,255)
GBP	8,233,000	USD	10,952,360	BNP Paribas S.A.	06/04/18	(7,816)
NZD	198,000	USD	138,897	Australia and New Zealand Bank Group	06/05/18	(337)
USD	2,220,097	EUR	1,897,000	Morgan Stanley & Co. International PLC	07/05/18	(3,017)
USD	9,728,870	EUR	8,313,000	Morgan Stanley & Co. International PLC	07/05/18	(13,222)

						(25,647)

						$894,826

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
2Y – 10Y CMS Index Cap	0.24%	Barclays Bank PLC	01/24/19	USD	18,000	$10,465	$25,560	$(15,095)
2Y – 10Y CMS Index Cap	0.33	Barclays Bank PLC	01/30/19	USD	19,180	6,926	21,098	(14,172)

						$17,391	$46,658	$(29,267)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note	47	06/22/18	USD	120.75	USD	5,675	$17,625
90-Day Euro Future	13	03/18/19	USD	97.38	USD	3,165	4,713

							22,338

35

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap, 10/19/20	3-Month LIBOR, 2.32%	Quarterly	1.25%	Semi-annual	Deutsche Bank AG	10/17/18	1.25%	USD	10,000	$66
10-Year Interest Rate Swap, 03/15/29	3-Month LIBOR, 2.32	Quarterly	2.75	Semi-annual	Barclays Bank PLC	03/13/19	2.75	USD	2,290	32,267
15-Year Interest Rate Swap, 06/10/35	6-Month JPY LIBOR, 0.02	Semi-annual	0.65	Semi-annual	Barclays Bank PLC	06/08/20	0.65	JPY	125,000	18,406
15-Year Interest Rate Swap, 09/16/35	6-Month JPY LIBOR, 0.02	Semi-annual	0.66	Semi-annual	Morgan Stanley & Co. International PLC	09/14/20	0.66	JPY	50,000	7,625
15-Year Interest Rate Swap, 09/16/35	6-Month JPY LIBOR, 0.02	Semi-annual	0.66	Semi-annual	Barclays Bank PLC	09/14/20	0.66	JPY	50,000	7,625
20-Year Interest Rate Swap, 04/18/41	6-Month JPY LIBOR, 0.02	Semi-annual	0.78	Semi-annual	JPMorgan Chase Bank N.A.	04/16/21	0.78	JPY	105,700	22,621
30-Year Interest Rate Swap, 04/28/53	3-Month LIBOR, 2.32	Quarterly	3.11	Semi-annual	Goldman Sachs Bank USA	04/26/23	3.11	USD	520	66,500
10-Year Interest Rate Swap, 01/27/37(a)	3-Month LIBOR, 2.32	Quarterly	2.60	Semi-annual	Deutsche Bank AG	01/25/27	2.60	USD	1,900	(50,515)
10-Year Interest Rate Swap, 02/10/37	3-Month LIBOR, 2.32	Quarterly	2.40	Semi-annual	Deutsche Bank AG	02/08/27	2.40	USD	1,875	70,059
10-Year Interest Rate Swap, 04/29/48	3-Month LIBOR, 2.32	Quarterly	2.99	Semi-annual	JPMorgan Chase Bank N.A.	04/27/38	2.99	USD	910	50,301

										224,955

Put
5-Year Interest Rate Swap, 02/15/24	3.25	Semi-annual	3-Month LIBOR, 2.32	Quarterly	Deutsche Bank AG	02/13/19	3.25	USD	25,700	106,889
30-Year Interest Rate Swap, 02/05/50	4.00	Semi-annual	3-Month LIBOR, 2.32	Quarterly	Goldman Sachs Bank USA	02/03/20	4.00	USD	1,600	18,049
15-Year Interest Rate Swap, 05/17/35	1.10	Semi-annual	6-Month JPY LIBOR, 0.02	Semi-annual	Barclays Bank PLC	05/15/20	1.10	JPY	250,000	13,431
15-Year Interest Rate Swap, 06/10/35	0.65	Semi-annual	6-Month JPY LIBOR, 0.02	Semi-annual	Barclays Bank PLC	06/08/20	0.65	JPY	125,000	22,238
15-Year Interest Rate Swap, 09/16/35	0.66	Semi-annual	6-Month JPY LIBOR, 0.02	Semi-annual	Barclays Bank PLC	09/14/20	0.66	JPY	50,000	9,881
15-Year Interest Rate Swap, 09/16/35	0.66	Semi-annual	6-Month JPY LIBOR, 0.02	Semi-annual	Morgan Stanley & Co. International PLC	09/14/20	0.66	JPY	50,000	9,881
10-Year Interest Rate Swap, 02/03/21	3.50	Semi-annual	3-Month LIBOR, 2.32	Quarterly	Bank of America N.A.	02/01/21	3.50	USD	4,000	84,024
10-Year Interest Rate Swap, 02/03/21	3.50	Semi-annual	3-Month LIBOR, 2.32	Quarterly	Citibank N.A.	02/01/21	3.50	USD	4,380	92,007
20-Year Interest Rate Swap, 04/18/41	0.78	Semi-annual	6-Month JPY LIBOR, 0.02	Semi-annual	JPMorgan Chase Bank N.A.	04/16/21	0.78	JPY	105,700	38,398
10-Year Interest Rate Swap, 01/13/32	1.25	Semi-annual	6-Month JPY LIBOR, 0.02	Semi-annual	Credit Suisse International	01/11/22	1.25	JPY	250,000	14,207
10-Year Interest Rate Swap, 02/24/32	1.55	Semi-annual	6-Month JPY LIBOR, 0.02	Semi-annual	Credit Suisse International	02/22/22	1.55	JPY	250,000	10,886
10-Year Interest Rate Swap, 03/18/32	1.60	Semi-annual	6-Month JPY LIBOR, 0.02	Semi-annual	JPMorgan Chase Bank N.A.	03/16/22	1.60	JPY	250,000	10,692

36

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap, 04/06/32	1.45%	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	JPMorgan Chase Bank N.A.	04/04/22	1.45%	JPY	250,000	$12,730
15-Year Interest Rate Swap, 05/05/37	3.25	Semi-annual	3-Month LIBOR, 2.32	Quarterly	Goldman Sachs Bank USA	05/03/22	3.25	USD	4,050	193,016
10-Year Interest Rate Swap, 08/18/32	3.00	Semi-annual	3-Month LIBOR, 2.32	Quarterly	JPMorgan Chase Bank N.A.	08/16/22	3.00	USD	22,000	1,004,844
30-Year Interest Rate Swap, 02/15/53	3.35	Semi-annual	3-Month LIBOR, 2.32	Quarterly	Barclays Bank PLC	02/13/23	3.35	USD	9,557	663,184
30-Year Interest Rate Swap, 04/28/53	3.11	Semi-annual	3-Month LIBOR, 2.32	Quarterly	Goldman Sachs Bank USA	04/26/23	3.11	USD	520	45,823
10-Year Interest Rate Swap, 04/14/37	3.00	Semi-annual	3-Month LIBOR, 2.32	Quarterly	JPMorgan Chase Bank N.A.	04/12/27	3.00	USD	2,590	147,400
20-Year Interest Rate Swap, 08/11/53	4.00	Annual	6-Month EURIBOR, (0.27)	Semi-annual	Barclays Bank PLC	08/09/33	4.00	EUR	2,410	72,275
10-Year Interest Rate Swap, 04/29/48	2.99	Semi-annual	3-Month LIBOR, 2.32	Quarterly	JPMorgan Chase Bank N.A.	04/27/38	2.99	USD	910	41,701

										2,611,556

										$2,836,511

(a)	Forward settling swaption.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
90-Day Euro Future	9	01/26/18	USD	97.25	USD	(2,188)	$(4,613)

OTC Interest Rate Swaptions Written

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 07/15/28	2.45%	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	Deutsche Bank AG	07/13/18	2.45%	USD	2,000	$(642)
2-Year Interest Rate Swap, 10/19/20	0.90	Semi-annual	3-Month LIBOR, 2.32	Quarterly	Deutsche Bank AG	10/17/18	0.90	USD	10,000	(21)
10-Year Interest Rate Swap, 01/05/29	0.65	Annual	6-Month EURIBOR, (0.27)	Semi-annual	Morgan Stanley & Co. International PLC	01/03/19	0.65	EUR	1,380	(2,718)
5-Year Interest Rate Swap, 02/15/24	2.50	Semi-annual	3-Month LIBOR, 2.32	Quarterly	Barclays Bank PLC	02/13/19	2.50	USD	12,850	(56,613)
10-Year Interest Rate Swap, 03/15/29	2.00	Semi-annual	3-Month LIBOR, 2.32	Quarterly	Barclays Bank PLC	03/13/19	2.00	USD	4,580	(8,422)
2-Year Interest Rate Swap, 03/23/21	2.20	Semi-annual	3-Month LIBOR, 2.32	Quarterly	JPMorgan Chase Bank N.A.	03/21/19	2.20	USD	15,400	(12,060)
2-Year Interest Rate Swap, 03/30/21	1.75	Semi-annual	3-Month LIBOR, 2.32	Quarterly	JPMorgan Chase Bank N.A.	03/28/19	1.75	USD	8,470	(2,020)
2-Year Interest Rate Swap, 04/14/21	2.20	Semi-annual	3-Month LIBOR, 2.32	Quarterly	JPMorgan Chase Bank N.A.	04/12/19	2.20	USD	6,700	(5,783)

37

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap, 06/01/21	2.45%	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	JPMorgan Chase Bank N.A.	05/30/19	2.45%	USD	28,520	$(54,306)
2-Year Interest Rate Swap, 11/06/21	1.70	Semi-annual	3-Month LIBOR, 2.32	Quarterly	Barclays Bank PLC	11/04/19	1.70	USD	11,900	(7,945)
2-Year Interest Rate Swap, 02/09/22	2.20	Semi-annual	3-Month LIBOR, 2.32	Quarterly	Deutsche Bank AG	02/07/20	2.20	USD	10,790	(24,205)
2-Year Interest Rate Swap, 02/16/22	2.35	Semi-annual	3-Month LIBOR, 2.32	Quarterly	Deutsche Bank AG	02/14/20	2.35	USD	10,690	(31,458)
2-Year Interest Rate Swap, 02/23/22	2.35	Semi-annual	3-Month LIBOR, 2.32	Semi-annual	UBS AG	02/21/20	2.35	USD	10,600	(31,495)
2-Year Interest Rate Swap, 04/16/22	2.88	Semi-annual	3-Month LIBOR, 2.32	Quarterly	Deutsche Bank AG	04/14/20	2.88	USD	16,840	(126,343)
2-Year Interest Rate Swap, 04/16/22	2.89	Semi-annual	3-Month LIBOR, 2.32	Quarterly	Credit Suisse International	04/14/20	2.89	USD	16,870	(128,218)
2-Year Interest Rate Swap, 04/19/22	2.94	Semi-annual	3-Month LIBOR, 2.32	Quarterly	Bank of America N.A.	04/17/20	2.94	USD	16,540	(127,878)
2-Year Interest Rate Swap, 05/31/22	2.90	Semi-annual	3-Month LIBOR, 2.32	Quarterly	Deutsche Bank AG	05/29/20	2.90	USD	9,270	(72,332)
5-Year Interest Rate Swap, 01/07/27	1.70	Semi-annual	3-Month LIBOR, 2.32	Quarterly	Goldman Sachs Bank USA	01/05/22	1.70	USD	5,000	(33,479)
5-Year Interest Rate Swap, 02/10/27	1.75	Semi-annual	3-Month LIBOR, 2.32	Semi-annual	Deutsche Bank AG	02/08/22	1.75	USD	5,000	(36,390)

										(762,328)

Put
2-Year Interest Rate Swap, 06/29/20	3-Month LIBOR	Quarterly	3-Month LIBOR, 2.32	Semi-annual	Goldman Sachs Bank USA	06/27/18	1.45	USD	10,000	(241,764)
10-Year Interest Rate Swap, 07/15/28	3-Month LIBOR	Quarterly	3-Month LIBOR, 2.32	Semi-annual	Deutsche Bank AG	07/13/18	2.45	USD	2,000	(75,750)
10-Year Interest Rate Swap, 09/08/28	3-Month LIBOR	Quarterly	3-Month LIBOR, 2.32	Semi-annual	Barclays Bank PLC	09/06/18	2.45	USD	2,400	(96,947)
2-Year Interest Rate Swap, 09/08/20	3-Month LIBOR	Quarterly	3-Month LIBOR, 2.32	Semi-annual	Goldman Sachs Bank USA	09/06/18	1.50	USD	26,000	(628,304)
10-Year Interest Rate Swap, 01/05/29	3-Month LIBOR	Semi-annual	6-Month EURIBOR, (0.27)	Annual	Morgan Stanley & Co. International PLC	01/03/19	1.65	EUR	1,380	(2,580)
2-Year Interest Rate Swap, 01/31/21	6-Month LIBOR	Quarterly	3-Month LIBOR, 2.32	Semi-annual	Deutsche Bank AG	01/29/19	2.95	USD	58,330	(150,547)
2-Year Interest Rate Swap, 03/23/21	3-Month LIBOR	Quarterly	3-Month LIBOR, 2.32	Semi-annual	Goldman Sachs Bank USA	03/21/19	2.60	USD	15,400	(107,244)
2-Year Interest Rate Swap, 03/23/21	6-Month LIBOR	Quarterly	3-Month LIBOR, 2.32	Semi-annual	JPMorgan Chase Bank N.A.	03/21/19	3.15	USD	10,090	(18,830)
2-Year Interest Rate Swap, 03/30/21	3-Month LIBOR	Quarterly	3-Month LIBOR, 2.32	Semi-annual	JPMorgan Chase Bank N.A.	03/28/19	2.75	USD	8,470	(44,128)
2-Year Interest Rate Swap, 04/10/21	3-Month LIBOR	Quarterly	3-Month LIBOR, 2.32	Semi-annual	JPMorgan Chase Bank N.A.	04/08/19	2.35	USD	7,530	(81,477)
2-Year Interest Rate Swap, 04/14/21	3-Month LIBOR	Quarterly	3-Month LIBOR, 2.32	Semi-annual	JPMorgan Chase Bank N.A.	04/12/19	2.60	USD	13,400	(96,566)
2-Year Interest Rate Swap, 05/04/21	3-Month LIBOR	Quarterly	3-Month LIBOR, 2.32	Semi-annual	Barclays Bank PLC	05/02/19	3.20	USD	11,200	(22,044)
10-Year Interest Rate Swap, 05/10/29	3-Month LIBOR	Quarterly	3-Month LIBOR, 2.32	Semi-annual	JPMorgan Chase Bank N.A.	05/08/19	3.15	USD	15,500	(225,873)

38

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
2-Year Interest Rate Swap, 06/01/21	3-Month LIBOR, 2.32%	Quarterly	3.25%	Semi-annual	JPMorgan Chase Bank N.A.	05/30/19	3.25%	USD	28,520	$(55,288)
2-Year Interest Rate Swap, 11/06/21	3-Month LIBOR, 2.32	Quarterly	2.70	Semi-annual	Barclays Bank PLC	11/04/19	2.70	USD	11,900	(92,685)
2-Year Interest Rate Swap,	3-Month LIBOR, 2.32	Quarterly	2.70	Semi-annual	JPMorgan Chase Bank N.A.	11/06/19	2.70	USD	20,000	(155,679)
2-Year Interest Rate Swap, 01/23/22	3-Month LIBOR, 2.32	Quarterly	2.85	Semi-annual	JPMorgan Chase Bank N.A.	01/21/20	2.85	USD	18,900	(127,163)
2-Year Interest Rate Swap, 02/05/22	3-Month LIBOR, 2.32	Quarterly	3.15	Semi-annual	Barclays Bank PLC	02/03/20	3.15	USD	35,510	(154,018)
2-Year Interest Rate Swap, 02/09/22	3-Month LIBOR, 2.32	Quarterly	3.20	Semi-annual	Deutsche Bank AG	02/07/20	3.20	USD	10,790	(43,347)
2-Year Interest Rate Swap, 02/16/22	3-Month LIBOR, 2.32	Quarterly	3.35	Semi-annual	Deutsche Bank AG	02/14/20	3.35	USD	10,690	(34,134)
2-Year Interest Rate Swap, 02/23/22	3-Month LIBOR, 2.32	Quarterly	3.35	Semi-annual	UBS AG	02/21/20	3.35	USD	10,600	(34,174)
2-Year Interest Rate Swap, 04/16/22	3-Month LIBOR, 2.32	Quarterly	2.88	Semi-annual	Deutsche Bank AG	04/14/20	2.88	USD	16,840	(111,094)
2-Year Interest Rate Swap, 04/16/22	3-Month LIBOR, 2.32	Quarterly	2.89	Semi-annual	Credit Suisse International	04/14/20	2.89	USD	16,870	(109,796)
2-Year Interest Rate Swap, 04/19/22	3-Month LIBOR, 2.32	Quarterly	2.94	Semi-annual	Bank of America N.A.	04/17/20	2.94	USD	16,540	(105,444)
2-Year Interest Rate Swap, 05/07/22	3-Month LIBOR, 2.32	Quarterly	3.15	Semi-annual	Goldman Sachs Bank USA	05/05/20	3.15	USD	8,800	(43,109)
15-Year Interest Rate Swap, 05/17/35	6-Month JPY LIBOR, 0.02	Semi-annual	2.10	Semi-annual	Barclays Bank PLC	05/15/20	2.10	JPY	250,000	(2,665)
2-Year Interest Rate Swap, 05/20/22	3-Month LIBOR, 2.32	Quarterly	3.50	Semi-annual	JPMorgan Chase Bank N.A.	05/18/20	3.50	USD	10,000	(29,750)
2-Year Interest Rate Swap, 05/24/22	3-Month LIBOR, 2.32	Quarterly	3.55	Semi-annual	Deutsche Bank AG	05/22/20	3.55	USD	16,000	(44,441)
2-Year Interest Rate Swap, 05/31/22	3-Month LIBOR, 2.32	Quarterly	2.90	Semi-annual	Deutsche Bank AG	05/29/20	2.90	USD	9,270	(66,797)
2-Year Interest Rate Swap, 05/31/22	3-Month LIBOR, 2.32	Quarterly	3.35	Semi-annual	Goldman Sachs Bank USA	05/29/20	3.35	USD	13,040	(50,682)
10-Year Interest Rate Swap, 02/03/21	3-Month LIBOR, 2.32	Quarterly	5.50	Semi-annual	Bank of America N.A.	02/01/21	5.50	USD	10,000	(21,477)
10-Year Interest Rate Swap, 02/03/21	3-Month LIBOR, 2.32	Quarterly	5.50	Semi-annual	Citibank N.A.	02/01/21	5.50	USD	10,950	(23,517)
10-Year Interest Rate Swap, 04/21/31	6-Month EURIBOR, (0.27)	Semi-annual	2.15	Annual	JPMorgan Chase Bank N.A.	04/19/21	2.15	EUR	4,400	(76,826)
10-Year Interest Rate Swap, 05/06/31	6-Month EURIBOR, (0.27)	Semi-annual	2.00	Annual	Barclays Bank PLC	05/04/21	2.00	EUR	2,700	(59,160)
5-Year Interest Rate Swap, 05/05/27	3-Month LIBOR, 2.32	Quarterly	3.25	Semi-annual	Goldman Sachs Bank USA	05/03/22	3.25	USD	10,130	(191,660)

										(3,424,960)

										$(4,187,288)

39

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	12/20/21	CCC	USD	270	$11,062	$(8,053)	$19,115
Markit iTraxx XO, Series 29, Version 1	5.00	Quarterly	06/20/23	NR	EUR	170	19,092	20,991	(1,899)

							$30,154	$12,938	$17,216

(a)	Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 2.32%	Quarterly	1.59%	Semi-annual	06/13/18	(a)	08/01/18	USD	357,000	$(147,090)	$3,632	$(150,722)
1.61	Semi-annual	3-Month LIBOR, 2.32	Quarterly	08/01/18	(a)	09/26/18	USD	312,000	148,873	3,174	145,699
3-Month LIBOR, 2.32	Quarterly	2.41	Semi-annual	N/A		03/21/19	USD	39,000	(1,680)	336	(2,016)
3-Month LIBOR, 2.32	Quarterly	2.59	Semi-annual	09/17/18	(a)	09/17/19	USD	17,880	(6,419)	191	(6,610)
2.82	Semi-annual	3-Month LIBOR, 2.32	Quarterly	03/21/19	(a)	03/21/20	USD	39,000	(11,532)	418	(11,950)
2.65	Semi-annual	3-Month LIBOR, 2.32	Quarterly	07/05/18	(a)	07/05/20	USD	28,670	21,136	330	20,806
1.94	Semi-annual	3-Month LIBOR, 2.32	Quarterly	07/09/18	(a)	07/07/20	USD	6,000	87,207	—	87,207
2.87	Semi-annual	3-Month LIBOR, 2.32	Quarterly	09/16/19	(a)	09/16/20	USD	18,320	(1,517)	196	(1,713)
2.72	Semi-annual	3-Month LIBOR, 2.32	Quarterly	10/11/18	(a)	10/11/20	USD	2,500	1,961	29	1,932
2.20	Semi-annual	3-Month LIBOR, 2.32	Quarterly	12/03/18	(a)	12/03/20	USD	22,400	253,443	263	253,180
3-Month LIBOR, 2.32	Quarterly	2.32	Semi-annual	12/17/19	(a)	12/17/20	USD	39,000	(203,383)	417	(203,800)
2.31	Semi-annual	3-Month LIBOR, 2.32	Quarterly	12/21/18	(a)	12/21/20	USD	5,460	51,460	64	51,396
2.66	Semi-annual	3-Month LIBOR, 2.32	Quarterly	01/31/19	(a)	01/31/21	USD	17,170	51,452	202	51,250
2.81	Semi-annual	3-Month LIBOR, 2.32	Quarterly	02/20/19	(a)	02/20/21	USD	8,260	2,374	97	2,277
2.88	Semi-annual	3-Month LIBOR, 2.32	Quarterly	03/18/19	(a)	03/18/21	USD	30,110	(26,774)	355	(27,129)
3-Month LIBOR, 2.32	Quarterly	2.76	Semi-annual	04/01/19	(a)	04/01/21	USD	4,530	(6,786)	53	(6,839)
3-Month LIBOR, 2.32	Quarterly	2.76	Semi-annual	04/01/19	(a)	04/01/21	USD	4,530	(6,742)	53	(6,795)
3-Month LIBOR, 2.32	Quarterly	2.86	Semi-annual	04/06/20	(a)	04/06/21	USD	8,460	(2,197)	90	(2,287)
3.02	Semi-annual	3-Month LIBOR, 2.32	Quarterly	04/25/19	(a)	04/25/21	USD	2,990	(9,561)	34	(9,595)

40

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 2.32%	Quarterly	2.95%	Semi-annual	05/30/19	(a)	05/30/21	USD	4,570	$7,749	$53	$7,696
3-Month LIBOR, 2.32	Quarterly	2.88	Semi-annual	05/31/19	(a)	05/31/21	USD	3,820	1,132	44	1,088
3-Month LIBOR, 2.32	Quarterly	2.89	Semi-annual	05/31/19	(a)	05/31/21	USD	3,820	1,712	44	1,668
3-Month LIBOR, 2.32	Quarterly	2.90	Semi-annual	05/31/19	(a)	05/31/21	USD	5,480	3,757	63	3,694
3-Month LIBOR, 2.32	Quarterly	2.80	Semi-annual	05/31/19	(a)	05/31/21	USD	3,820	(4,817)	44	(4,861)
3-Month LIBOR, 2.32	Quarterly	2.82	Semi-annual	05/31/19	(a)	05/31/21	USD	7,660	(6,314)	88	(6,402)
3-Month LIBOR, 2.32	Quarterly	2.81	Semi-annual	05/31/19	(a)	05/31/21	USD	3,810	(4,226)	44	(4,270)
3-Month LIBOR, 2.32	Quarterly	2.76	Semi-annual	05/31/19	(a)	05/31/21	USD	7,660	(14,606)	88	(14,694)
3-Month LIBOR, 2.32	Quarterly	2.76	Semi-annual	05/31/19	(a)	05/31/21	USD	6,890	(13,662)	79	(13,741)
2.82	Semi-annual	3-Month LIBOR, 2.32	Quarterly	06/03/19	(a)	06/03/21	USD	3,830	3,166	44	3,122
2.91	Semi-annual	3-Month LIBOR, 2.32	Quarterly	06/04/19	(a)	06/04/21	USD	4,120	(3,687)	47	(3,734)
2.20	Semi-annual	3-Month LIBOR, 2.32	Quarterly	11/08/19	(a)	11/08/21	USD	5,900	75,721	69	75,652
2.36	Semi-annual	3-Month LIBOR, 2.32	Quarterly	12/17/20	(a)	12/17/21	USD	39,000	192,943	417	192,526
2.62	Semi-annual	3-Month LIBOR, 2.32	Quarterly	01/22/20	(a)	01/22/22	USD	7,200	36,036	85	35,951
2.85	Semi-annual	3-Month LIBOR, 2.32	Quarterly	02/07/20	(a)	02/07/22	USD	13,020	9,447	153	9,294
2.96	Semi-annual	3-Month LIBOR, 2.32	Quarterly	02/24/20	(a)	02/24/22	USD	3,930	(5,290)	46	(5,336)
2.98	Semi-annual	3-Month LIBOR, 2.32	Quarterly	03/24/20	(a)	03/24/22	USD	9,300	(16,244)	109	(16,353)
2.86	Semi-annual	3-Month LIBOR, 2.32	Quarterly	04/06/21	(a)	04/06/22	USD	8,460	1,989	90	1,899
2.85	Semi-annual	3-Month LIBOR, 2.32	Quarterly	04/07/20	(a)	04/07/22	USD	3,750	2,533	43	2,490
3.08	Semi-annual	3-Month LIBOR, 2.32	Quarterly	05/12/20	(a)	05/12/22	USD	3,670	(13,202)	42	(13,244)
3.20	Semi-annual	3-Month LIBOR, 2.32	Quarterly	05/19/20	(a)	05/19/22	USD	1,650	(9,666)	19	(9,685)
2.87	Semi-annual	3-Month LIBOR, 2.32	Quarterly	06/02/20	(a)	06/02/22	USD	4,000	1,262	46	1,216
3-Month LIBOR, 2.32	Quarterly	2.66	Semi-annual	N/A		02/15/23	USD	5,490	2,885	68	2,817
3-Month LIBOR, 2.32	Quarterly	2.78	Semi-annual	N/A		03/02/23	USD	3,140	4,558	40	4,518
3-Month LIBOR, 2.32	Quarterly	2.80	Semi-annual	N/A		03/15/23	USD	3,920	6,587	50	6,537

41

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 2.32%	Quarterly	2.71%	Semi-annual	N/A		04/03/23	USD	9,210	$(30,862)	$118	$(30,980)
3-Month LIBOR, 2.32	Quarterly	2.74	Semi-annual	N/A		04/03/23	USD	4,700	(9,001)	60	(9,061)
3.00	Semi-annual	3-Month LIBOR, 2.32	Quarterly	N/A		05/22/23	USD	2,870	(27,675)	36	(27,711)
3-Month LIBOR, 2.32	Quarterly	2.65	Semi-annual	01/25/19	(a)	01/25/24	USD	3,290	(31,293)	43	(31,336)
3-Month LIBOR, 2.32	Quarterly	2.75	Semi-annual	01/31/19	(a)	01/31/24	USD	7,480	(36,609)	99	(36,708)
3-Month LIBOR, 2.32	Quarterly	2.86	Semi-annual	02/15/19	(a)	02/15/24	USD	3,300	(10)	42	(52)
3-Month LIBOR, 2.32	Quarterly	3.08	Semi-annual	05/13/19	(a)	05/13/24	USD	740	7,136	9	7,127
3-Month LIBOR, 2.32	Quarterly	3.19	Semi-annual	05/21/19	(a)	05/21/24	USD	790	11,306	10	11,296
2.83	Semi-annual	3-Month LIBOR, 2.32	Quarterly	05/31/19	(a)	05/31/24	USD	3,180	7,393	40	7,353
3-Month LIBOR, 2.32	Quarterly	2.90	Semi-annual	06/03/19	(a)	06/03/24	USD	1,270	1,151	16	1,135
3.05	Semi-annual	3-Month LIBOR, 2.32	Quarterly	09/28/18	(a)	04/30/25	USD	2,550	(30,348)	35	(30,383)
3-Month LIBOR, 2.32	Quarterly	2.75	Semi-annual	01/05/22	(a)	01/05/27	USD	1,430	(10,360)	18	(10,378)
3-Month LIBOR, 2.32	Quarterly	2.32	Semi-annual	N/A		05/03/27	USD	1,020	(43,873)	—	(43,873)
2.34	Semi-annual	3-Month LIBOR, 2.32	Quarterly	N/A		10/12/27	USD	4,100	179,515	60	179,455
6-Month JPY LIBOR, 0.02	Semi-annual	0.37	Semi-annual	N/A		01/29/28	JPY	181,730	14,446	28	14,418
2.88	Semi-annual	3-Month LIBOR, 2.32	Quarterly	N/A		02/15/28	USD	2,860	(23,111)	44	(23,155)
3.17	Semi-annual	3-Month LIBOR, 2.32	Quarterly	09/28/18	(a)	02/15/28	USD	9,940	(228,160)	147	(228,307)
2.93	Semi-annual	3-Month LIBOR, 2.32	Quarterly	N/A		03/02/28	USD	1,630	(11,993)	25	(12,018)
2.93	Semi-annual	3-Month LIBOR, 2.32	Quarterly	N/A		03/15/28	USD	2,040	(14,222)	31	(14,253)
2.91	Semi-annual	3-Month LIBOR, 2.32	Quarterly	N/A		03/27/28	USD	1,620	(7,456)	25	(7,481)
2.81	Semi-annual	3-Month LIBOR, 2.32	Quarterly	N/A		04/03/28	USD	4,770	23,138	74	23,064
2.84	Semi-annual	3-Month LIBOR, 2.32	Quarterly	N/A		04/03/28	USD	2,440	4,658	38	4,620
2.90	Semi-annual	3-Month LIBOR, 2.32	Quarterly	N/A		04/19/28	USD	800	(2,761)	12	(2,773)
3-Month LIBOR, 2.32	Quarterly	3.14	Semi-annual	N/A		05/22/28	USD	3,300	78,265	49	78,216
6-Month EURIBOR	Semi-annual	0.86	Annual	N/A		05/31/28	EUR	420	(2,030)	7	(2,037)

42

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.37%	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	02/20/19	(a)	02/20/29	EUR	1,970	$(69,336)	$44	$(69,380)
1.38	Annual	6-Month EURIBOR, (0.27)	Semi-annual	02/22/19	(a)	02/22/29	EUR	990	(35,837)	22	(35,859)
2.90	Semi-annual	3-Month LIBOR, 2.32	Quarterly	01/27/27	(a)	01/27/37	USD	730	5,847	10	5,837
3.07	Semi-annual	3-Month LIBOR, 2.32	Quarterly	03/22/27	(a)	03/20/37	USD	1,000	(4,306)	14	(4,320)
2.68	Semi-annual	3-Month LIBOR, 2.32	Quarterly	06/28/27	(a)	06/28/37	USD	1,130	26,116	—	26,116
2.80	Semi-annual	3-Month LIBOR, 2.32	Quarterly	09/29/27	(a)	09/29/37	USD	760	10,863	12	10,851
3-Month LIBOR, 2.32	Quarterly	3.18	Semi-annual	05/09/28	(a)	05/09/38	USD	1,590	18,461	24	18,437
3.20	Semi-annual	3-Month LIBOR, 2.32	Quarterly	09/28/18	(a)	11/15/43	USD	4,340	(219,796)	82	(219,878)
3-Month LIBOR, 2.32	Quarterly	3.06	Semi-annual	02/15/23	(a)	02/15/53	USD	3,210	97,839	72	97,767

									$101,083	$13,195	$87,888

(a)	Forward swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Frontier Communications Corp.	5.00%	Quarterly	Barclays Bank PLC	06/20/23	USD	123	$34,721	$41,831	$(7,110)

							$34,721	$41,831	$(7,110)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover Automotive PLC	5.00%	Quarterly	Credit Suisse International	06/20/22	BB+	EUR	20		$2,950	$3,209	$(259)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/22	BB+	EUR	20		2,944	3,694	(750)
Telecom Italia SpA/Milano	1.00	Quarterly	Citibank N.A.	12/20/22	N/R	EUR	20		(750)	(379)	(371)
Casino Guichard Perrachon SA	1.00	Quarterly	BNP Paribas S.A.	06/20/23	BB+	EUR	10		(1,235)	(1,027)	(208)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	10		(1,235)	(1,017)	(218)
Intesa Sanpaolo SpA	1.00	Quarterly	Citibank N.A.	06/20/23	BBB	EUR	20		(3,136)	(3,144)	8
Intrum AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	10		982	1,021	(39)
Intrum AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	5		449	552	(103)

43

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Intrum AB	5.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	BB+	EUR	15		$1,515	$1,860	$(345)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	BNP Paribas S.A.	06/20/23	BB+	EUR	5		728	842	(114)
Markit CMBX North America, Series 8	3.00	Monthly	Barclays Bank PLC	10/17/57	N/R	USD	5,000		(619,516)	(515,925)	(103,591)
Markit CMBX North America, Series 8	3.00	Monthly	Credit Suisse International	10/17/57	N/R	USD	2,500		(309,758)	(254,934)	(54,824)
Markit CMBX North America, Series 8	3.00	Monthly	Morgan Stanley & Co. International PLC	10/17/57	N/R	USD	5,550		(690,437)	(753,551)	63,114
Markit CMBX North America, Series 9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	9,450		(944,483)	(1,186,068)	241,585
Markit CMBX North America, Series 9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000		(499,726)	(551,316)	51,590
Markit CMBX North America, Series 9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000		(499,726)	(551,316)	51,590
Markit CMBX North America, Series 9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000		(499,726)	(545,294)	45,568
Markit CMBX North America, Series 9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000		(499,726)	(551,263)	51,537

									$(4,559,886)	$(4,904,056)	$344,170

(a)	Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

44

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and deri/vative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

446666

As of May 31, 2018, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$85,616,936	$2,079,315	$87,696,251
Corporate Bonds	640,545	507,446,099	6,504,876	514,591,520
Floating Rate Loan Interests	—	15,226,769	1,643,554	16,870,323
Foreign Agency Obligations	—	31,296,182	—	31,296,182
Municipal Bonds	—	24,184,778	—	24,184,778
Non-Agency Mortgage-Backed Securities	—	69,035,873	—	69,035,873
Preferred Securities	7,038,903	85,312,020	—	92,350,923
Trust Preferred	794,599	—	—	794,599
U.S. Government Sponsored Agency Securities	—	110,648,197	2	110,648,199
Unfunded Floating Rate Loan Interests(a)	—	23	—	23
U.S. Treasury Obligations	—	124,006,164	—	124,006,164
Short-Term Securities	20,931,481	—	—	20,931,481
Options Purchased
Interest Rate Contracts	22,338	17,391	—	39,729

	$29,427,866	$1,052,790,432	$10,227,747	$1,092,446,045

45

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Core Bond Trust (BHK)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$524,107	$—	$524,107
Forward foreign currency contracts	—	920,473	—	920,473
Interest rate contracts	187,989	1,449,607	—	1,637,596
Liabilities:
Credit contracts	—	(169,831)	—	(169,831)
Forward foreign currency contracts	—	(25,647)	—	(25,647)
Equity contracts	(791)			(791)
Interest rate contracts	(624,526)	(5,549,007)	—	(6,173,533)

	$(437,328)	$(2,850,298)	$—	$(3,287,626)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $343,682,887 are categorized as level 2 within the disclosure hierarchy.

During the period ended May 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2017	$2,069,938	$7,166,469	$707,182	$2	$9,943,591
Transfers into Level 3	—	—	426,347	—	426,347
Transfers out of Level 3	(1,750,000)	—	(364,965)	—	(2,114,965)
Accrued discounts (premiums)	(81,804)	—	1,887	—	(79,917)
Net realized gain (loss)	—	—	15,553	—	15,553
Net change in unrealized appreciation (depreciation)(a)	46,181	(209,238)	25,810	—	(137,247)
Purchases	1,795,000	—	1,252,987	—	3,047,987
Sales	—	(452,355)	(421,247)	—	(873,602)

Closing Balance, as of May 31, 2018	$2,079,315	$6,504,876	$1,643,554	$2	$10,227,747

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2018(a)	$46,181	$(209,238)	$26,422	$—	$(136,636)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2018 is generally due to derivative financial investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

46

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: July 19, 2018